Quarterly Holdings Report
for
Fidelity ZERO® Extended Market Index Fund
July 31, 2025
EMT-NPRT3-0925
1.9891461.106
Common Stocks - 99.6%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	30,682	678,686
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Global Ltd Class A (b)	52,223	523,275
Liberty Global Ltd Class C (b)	41,635	425,926

TOTAL BELGIUM		949,201
BERMUDA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	17,156	123,523
Financials - 0.2%
Insurance - 0.2%
RenaissanceRe Holdings Ltd	14,532	3,542,030
TOTAL BERMUDA		3,665,553
CANADA - 0.1%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	27,670	161,316
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	7,465	316,143
Information Technology - 0.1%
Software - 0.1%
D-Wave Quantum Inc (b)(c)	80,192	1,378,500
Hut 8 Corp (United States) (b)(c)	27,399	581,681
		1,960,181
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Inc (b)	13,630	138,481
TOTAL CANADA		2,576,121
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	53,084	207,558
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	16,364	158,731
Paper & Forest Products - 0.0%
Mercer International Inc	13,459	49,933
TOTAL GERMANY		208,664
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	141,777	304,821
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)(c)	7,247	161,391
IRELAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	11,076	120,507
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	11,194	76,903
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	4,574	252,988
TOTAL IRELAND		450,398
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)	29,739	423,483
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (b)	39,057	1,226,780
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	12,013	543,108
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	15,009	208,925
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	5,125	87,534
PUERTO RICO - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	10,006	70,542
Liberty Latin America Ltd Class C (b)	39,080	279,032
		349,574
Financials - 0.3%
Banks - 0.3%
First BanCorp/Puerto Rico	47,987	999,569
Ofg Bancorp	13,394	570,852
Popular Inc	20,424	2,340,182
		3,910,603
Financial Services - 0.0%
EVERTEC Inc	19,126	691,405
TOTAL FINANCIALS		4,602,008

TOTAL PUERTO RICO		4,951,582
SINGAPORE - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	15,799	517,575
SWEDEN - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Autoliv Inc	21,267	2,372,334
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	27,614	541,510
TOTAL SWEDEN		2,913,844
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	34,501	449,893
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	25,763	1,449,426
TOTAL SWITZERLAND		1,899,319
THAILAND - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	4,510	93,086
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Fabrinet (b)	10,706	3,465,854
TOTAL THAILAND		3,558,940
UNITED KINGDOM - 0.6%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Soho House & Co Inc Class A (b)	10,716	68,046
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	125,140	4,551,342
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	8,091	97,254
Materials - 0.4%
Metals & Mining - 0.4%
Anglogold Ashanti Plc	127,868	5,913,895
TOTAL UNITED KINGDOM		10,630,537
UNITED STATES - 97.7%
Communication Services - 3.5%
Diversified Telecommunication Services - 0.5%
Anterix Inc (b)	5,504	122,244
AST SpaceMobile Inc Class A (b)(c)	57,066	3,034,199
Atn International Inc	3,063	52,529
Bandwidth Inc Class A (b)	8,324	115,787
Cogent Communications Holdings Inc	12,815	584,236
Frontier Communications Parent Inc (b)	66,327	2,436,854
Globalstar Inc (b)	15,139	355,615
IDT Corp Class B	6,171	363,534
Iridium Communications Inc	32,349	791,257
Lumen Technologies Inc (b)	306,448	1,363,694
Shenandoah Telecommunications Co	14,088	206,812
		9,426,761
Entertainment - 0.7%
AMC Entertainment Holdings Inc Class A (b)(c)	129,443	375,385
Atlanta Braves Holdings Inc Class A (b)(c)	2,833	133,434
Atlanta Braves Holdings Inc Class C (b)	11,619	517,743
Cinemark Holdings Inc (c)	30,091	808,545
Eventbrite Inc Class A (b)	21,839	53,287
Madison Square Garden Entertainment Corp Class A (b)	12,156	459,375
Madison Square Garden Sports Corp Class A (b)	5,004	1,011,308
Marcus Corp/The	7,347	120,270
Roku Inc Class A (b)	38,683	3,642,392
Sphere Entertainment Co Class A (b)(c)	8,266	355,851
Starz Entertainment Corp	3,765	54,781
TKO Group Holdings Inc Class A	20,010	3,361,881
Vivid Seats Inc Class A (b)(c)	27,437	42,527
Warner Music Group Corp Class A	43,690	1,278,369
		12,215,148
Interactive Media & Services - 1.0%
Angi Inc Class A (b)	12,424	201,517
Bumble Inc Class A (b)	23,682	184,246
Cargurus Inc Class A (b)	25,252	828,771
Cars.com Inc (b)	17,532	225,637
EverQuote Inc Class A (b)	8,333	204,908
fuboTV Inc (b)(c)	101,905	405,582
IAC Inc Class A (b)	19,417	763,088
Match Group Inc	73,211	2,508,941
MediaAlpha Inc Class A (b)	9,932	99,519
Nextdoor Holdings Inc Class A (b)	65,747	115,057
QuinStreet Inc (b)	17,161	281,612
Reddit Inc Class A (b)	32,888	5,281,484
Rumble Inc Class A (b)(c)	31,445	265,396
Shutterstock Inc	7,167	137,320
Snap Inc Class A (b)	317,470	2,993,742
Teads Holding Co (b)	11,381	28,793
TripAdvisor Inc Class A	35,264	616,767
Trump Media & Technology Group Corp (b)	27,671	486,733
Vimeo Inc Class A (b)	45,459	172,290
Yelp Inc Class A (b)	19,047	655,788
Ziff Davis Inc (b)	12,530	389,934
ZipRecruiter Inc Class A (b)	21,771	91,438
ZoomInfo Technologies Inc (b)	77,559	839,964
		17,778,527
Media - 1.3%
Altice USA Inc Class A (b)	76,991	200,177
AMC Networks Inc Class A (b)	9,291	55,653
Boston Omaha Corp (b)	6,720	90,384
Cable One Inc (c)	1,379	176,484
Cardlytics Inc (b)	14,473	29,525
Clear Channel Outdoor Holdings Inc (b)	100,441	106,467
DoubleVerify Holdings Inc (b)	40,276	617,028
EchoStar Corp Class A (b)(c)	40,072	1,305,946
EW Scripps Co/The Class A (b)	18,108	54,143
Gannett Co Inc (b)	35,979	137,080
Gray Media Inc	24,968	112,606
Ibotta Inc Class A (b)	1,763	64,085
iHeartMedia Inc Class A (b)	33,413	62,482
Integral Ad Science Holding Corp (b)	22,122	181,400
Interpublic Group of Cos Inc/The	110,543	2,719,359
John Wiley & Sons Inc Class A	12,336	476,170
Liberty Broadband Corp Class A (b)	5,657	345,812
Liberty Broadband Corp Class C (b)	32,750	2,008,230
Magnite Inc (b)	37,689	867,224
National CineMedia Inc	28,977	139,379
New York Times Co/The Class A	48,442	2,513,656
News Corp Class A	114,549	3,358,578
News Corp Class B	31,298	1,045,979
Nexstar Media Group Inc	8,462	1,583,325
Paramount Global Class B (c)	179,423	2,255,347
PubMatic Inc Class A (b)	12,503	150,161
Scholastic Corp	6,963	171,777
Sinclair Inc Class A	12,398	179,275
Sirius XM Holdings Inc	65,648	1,386,486
Stagwell Inc Class A (b)	32,159	184,271
TechTarget Inc	7,929	57,406
TEGNA Inc	47,771	797,776
Thryv Holdings Inc (b)	12,650	166,474
WideOpenWest Inc (b)	13,531	45,599
		23,645,744
Wireless Telecommunication Services - 0.0%
Gogo Inc (b)(c)	17,774	281,896
NII Holdings Inc (b)(d)	10,174	0
Spok Holdings Inc	6,388	117,156
Telephone and Data Systems Inc	29,447	1,149,611
United States Cellular Corp (b)	4,221	307,838
		1,856,501
TOTAL COMMUNICATION SERVICES		64,922,681

Consumer Discretionary - 12.1%
Automobile Components - 0.9%
Adient PLC (b)	25,033	536,708
American Axle & Manufacturing Holdings Inc (b)	34,849	155,078
BorgWarner Inc	65,586	2,413,565
Cooper-Standard Holdings Inc (b)	5,275	127,128
Dana Inc	38,688	615,913
Dorman Products Inc (b)	8,106	977,746
Fox Factory Holding Corp (b)	12,279	372,913
Gentex Corp	67,346	1,779,281
Gentherm Inc (b)	9,324	298,741
Goodyear Tire & Rubber Co/The (b)	85,054	874,355
LCI Industries	7,576	719,720
Lear Corp	16,010	1,509,583
Luminar Technologies Inc Class A (b)(c)	12,197	36,224
Modine Manufacturing Co (b)	15,702	2,112,861
Patrick Industries Inc	9,986	971,039
Phinia Inc	11,898	603,229
QuantumScape Corp Class A (b)(c)	127,875	1,099,725
Solid Power Inc (b)(c)	42,310	134,969
Standard Motor Products Inc	6,176	187,503
Stoneridge Inc (b)	7,657	58,958
Visteon Corp (b)	8,152	906,095
XPEL Inc (b)(e)	6,704	219,154
		16,710,488
Automobiles - 0.3%
Harley-Davidson Inc	32,698	795,542
Lucid Group Inc Class A (b)(c)	354,599	872,314
Rivian Automotive Inc Class A (b)(c)	244,907	3,151,953
Thor Industries Inc (c)	15,899	1,446,650
Winnebago Industries Inc	8,492	252,382
		6,518,841
Broadline Retail - 0.3%
Dillard's Inc Class A (c)	876	409,031
Etsy Inc (b)	31,131	1,814,003
Groupon Inc (b)	7,374	227,414
Kohl's Corp (c)	33,764	366,002
Macy's Inc	83,351	1,052,723
Ollie's Bargain Outlet Holdings Inc (b)	18,342	2,506,067
Savers Value Village Inc (b)	8,280	86,195
		6,461,435
Distributors - 0.0%
A-Mark Precious Metals Inc	5,869	124,892
Diversified Consumer Services - 1.3%
ADT Inc	115,553	964,868
Adtalem Global Education Inc (b)	10,712	1,224,060
American Public Education Inc (b)	5,379	158,788
Bright Horizons Family Solutions Inc (b)	17,093	1,933,218
Carriage Services Inc	4,008	180,039
Coursera Inc (b)	38,117	481,799
Duolingo Inc Class A (b)	11,724	4,062,953
European Wax Center Inc Class A (b)	9,660	45,209
Frontdoor Inc (b)	21,956	1,284,426
Graham Holdings Co Class B	1,017	970,401
Grand Canyon Education Inc (b)	8,334	1,405,362
H&R Block Inc	39,986	2,172,839
KinderCare Learning Cos Inc (b)	7,606	73,094
Laureate Education Inc (b)	39,433	891,186
Lincoln Educational Services Corp (b)	8,891	203,337
Matthews International Corp Class A	9,347	219,561
Mister Car Wash Inc (b)(c)	28,235	163,057
Nerdy Inc Class A (b)	24,430	36,889
Perdoceo Education Corp	18,552	533,927
Service Corp International/US	42,498	3,243,022
Strategic Education Inc	7,150	530,137
Stride Inc (b)	12,799	1,641,216
Udemy Inc (b)	26,319	200,288
Universal Technical Institute Inc (b)	13,043	420,245
		23,039,921
Hotels, Restaurants & Leisure - 3.3%
Accel Entertainment Inc Class A (b)	16,684	214,556
Aramark	78,246	3,330,150
Biglari Holdings Inc Class B (b)	212	65,364
BJ's Restaurants Inc (b)	6,548	231,996
Bloomin' Brands Inc	22,710	206,888
Boyd Gaming Corp	18,187	1,544,076
Brinker International Inc (b)	13,265	2,090,564
Caesars Entertainment Inc (b)	62,069	1,656,001
Cava Group Inc (b)	24,538	2,159,589
Cheesecake Factory Inc/The	13,583	868,090
Choice Hotels International Inc (c)	6,585	840,970
Churchill Downs Inc	21,547	2,306,391
Cracker Barrel Old Country Store Inc	6,697	415,214
Dave & Buster's Entertainment Inc (b)	8,254	241,347
Denny's Corp (b)(c)	15,410	57,325
Dine Brands Global Inc	4,594	103,870
Dutch Bros Inc Class A (b)	37,894	2,245,977
El Pollo Loco Holdings Inc (b)	7,148	73,624
First Watch Restaurant Group Inc (b)	12,188	210,731
Global Business Travel Group I Class A (b)	25,495	163,933
Golden Entertainment Inc	6,105	171,673
Hilton Grand Vacations Inc (b)(c)	17,214	771,531
Hyatt Hotels Corp Class A	12,509	1,763,394
Jack in the Box Inc (c)	5,608	110,478
Krispy Kreme Inc	25,159	91,076
Kura Sushi USA Inc Class A (b)	1,738	152,492
Life Time Group Holdings Inc (b)	36,700	1,054,024
Light & Wonder Inc Class A (b)	25,198	2,427,071
Lindblad Expeditions Holdings Inc (b)	11,213	133,995
Lucky Strike Entertainment Corp Class A (c)	7,150	70,785
Marriott Vacations Worldwide Corp	9,500	707,465
MGM Resorts International (b)	61,662	2,247,580
Monarch Casino & Resort Inc	3,833	394,646
Norwegian Cruise Line Holdings Ltd (b)	133,312	3,407,456
Papa John's International Inc	9,764	414,091
Penn Entertainment Inc (b)	43,369	783,244
Planet Fitness Inc Class A (b)	25,023	2,732,261
Portillo's Inc Class A (b)	18,050	179,778
Potbelly Corp (b)	7,433	89,419
Pursuit Attractions and Hospitality Inc (b)	6,384	193,052
Rci Hospitality Holdings Inc	2,474	88,643
Red Rock Resorts Inc Class A	14,880	912,888
Rush Street Interactive Inc Class A (b)	26,927	542,848
Sabre Corp (b)	114,725	347,617
Serve Robotics Inc (b)(c)	7,371	75,110
Shake Shack Inc Class A (b)	12,006	1,444,802
Six Flags Entertainment Corp (b)	28,173	844,063
Sweetgreen Inc Class A (b)(c)	31,620	407,266
Target Hospitality Corp (b)	10,252	77,813
Texas Roadhouse Inc	19,818	3,668,907
Travel + Leisure Co	19,840	1,175,520
United Parks & Resorts Inc (b)	8,559	405,097
Vail Resorts Inc (c)	11,162	1,677,202
Viking Holdings Ltd (b)	51,798	3,041,579
Wendy's Co/The	48,362	476,366
Wingstop Inc	8,332	3,143,997
Wyndham Hotels & Resorts Inc	22,970	1,975,420
Wynn Resorts Ltd	26,277	2,864,981
Xponential Fitness Inc Class A (b)	8,087	84,590
		60,176,876
Household Durables - 1.7%
Beazer Homes USA Inc (b)	8,455	198,693
Cavco Industries Inc (b)	2,392	965,579
Century Communities Inc	7,994	449,982
Champion Homes Inc (b)	15,737	958,383
Cricut Inc Class A	15,054	73,765
Dream Finders Homes Inc Class A (b)(c)	8,573	217,068
Ethan Allen Interiors Inc	6,791	202,168
Flexsteel Industries Inc	1,172	39,859
Green Brick Partners Inc (b)	9,086	562,787
Helen of Troy Ltd (b)	6,801	149,486
Hovnanian Enterprises Inc Class A (b)	1,374	164,152
Installed Building Products Inc (c)	6,818	1,379,213
KB Home	21,477	1,186,819
La-Z-Boy Inc	12,344	444,014
Legacy Housing Corp (b)	3,207	71,773
Leggett & Platt Inc	39,886	380,911
LGI Homes Inc (b)	6,130	326,545
Lovesac Co/The (b)	4,344	78,235
M/I Homes Inc (b)	8,009	962,602
Meritage Homes Corp	21,520	1,449,157
Mohawk Industries Inc (b)	15,494	1,774,218
Newell Brands Inc	124,052	695,932
SharkNinja Inc (b)	19,765	2,294,717
Smith Douglas Homes Corp Class A (b)(c)	2,835	53,410
Somnigroup International Inc	61,625	4,460,418
Sonos Inc (b)	35,487	383,614
Taylor Morrison Home Corp (b)	29,943	1,775,021
Toll Brothers Inc	29,699	3,515,174
TopBuild Corp (b)	8,490	3,144,951
Tri Pointe Homes Inc (b)	27,060	833,448
Whirlpool Corp (c)	16,621	1,380,208
		30,572,302
Leisure Products - 0.6%
Acushnet Holdings Corp	7,892	628,361
Brunswick Corp/DE	19,633	1,144,408
Funko Inc Class A (b)	10,589	40,661
Hasbro Inc	39,334	2,956,343
JAKKS Pacific Inc	2,546	45,089
Johnson Outdoors Inc Class A	1,644	54,581
Latham Group Inc (b)	12,146	82,350
Malibu Boats Inc Class A (b)	5,785	192,698
MasterCraft Boat Holdings Inc (b)	4,062	78,559
Mattel Inc (b)	96,265	1,637,468
Peloton Interactive Inc Class A (b)	114,218	815,517
Polaris Inc	15,934	843,068
Smith & Wesson Brands Inc	13,221	105,107
Sturm Ruger & Co Inc	4,881	166,735
Topgolf Callaway Brands Corp (b)	42,650	394,513
YETI Holdings Inc (b)	24,712	907,919
		10,093,377
Specialty Retail - 2.5%
1-800-Flowers.com Inc Class A (b)(c)	7,401	43,740
Abercrombie & Fitch Co Class A (b)	14,226	1,365,981
Academy Sports & Outdoors Inc	19,867	1,009,045
Advance Auto Parts Inc	17,905	950,218
America's Car-Mart Inc/TX (b)	2,278	102,601
American Eagle Outfitters Inc	47,247	510,268
Arhaus Inc Class A (b)	15,845	138,802
Arko Corp	21,363	89,084
Asbury Automotive Group Inc (b)	5,866	1,302,956
AutoNation Inc (b)	7,403	1,426,114
BARK Inc (b)	37,867	32,619
Barnes & Noble Education Inc (b)	5,376	47,470
Bath & Body Works Inc	63,613	1,842,232
Beyond Inc (b)	15,218	136,201
Boot Barn Holdings Inc (b)	9,135	1,570,307
Buckle Inc/The	9,166	452,525
Build-A-Bear Workshop Inc	3,450	174,950
Caleres Inc	10,299	141,405
Camping World Holdings Inc Class A	18,650	258,116
Chewy Inc Class A (b)	65,546	2,405,538
Children's Place Inc/The (b)(c)	4,117	19,762
Citi Trends Inc (b)	2,295	70,043
Designer Brands Inc Class A	11,955	33,713
Dick's Sporting Goods Inc	16,873	3,568,808
EVgo Inc Class A (b)	37,850	127,555
Five Below Inc (b)	16,441	2,244,525
Floor & Decor Holdings Inc Class A (b)	32,145	2,463,593
Foot Locker Inc (b)	24,927	624,172
GameStop Corp Class A (b)(c)	121,595	2,729,808
Gap Inc/The	66,388	1,291,910
Genesco Inc (b)	3,094	74,442
Group 1 Automotive Inc	3,781	1,558,339
Guess? Inc (c)	8,261	107,393
Haverty Furniture Cos Inc	4,171	86,048
J Jill Inc	2,027	31,783
Lands' End Inc (b)(c)	3,133	36,750
Leslie's Inc (b)	52,382	19,433
Lithia Motors Inc Class A	7,767	2,236,896
MarineMax Inc (b)	5,475	124,173
Monro Inc	9,007	126,954
Murphy USA Inc	5,371	1,946,880
National Vision Holdings Inc (b)	23,707	575,132
ODP Corp/The (b)	8,959	159,829
OneWater Marine Inc Class A (b)(c)	4,387	67,297
Penske Automotive Group Inc	5,542	927,786
Petco Health & Wellness Co Inc Class A (b)	27,615	83,121
RealReal Inc/The (b)	28,166	148,153
Restoration Hardware Inc (b)	4,544	934,337
Revolve Group Inc Class A (b)	12,057	250,183
Sally Beauty Holdings Inc (b)	30,352	295,628
Shoe Carnival Inc	5,238	107,169
Signet Jewelers Ltd	12,820	1,014,062
Sleep Number Corp (b)(c)	6,638	48,657
Sonic Automotive Inc Class A	4,277	309,441
Stitch Fix Inc Class A (b)	33,670	159,259
ThredUp Inc Class A (b)	28,777	237,698
Upbound Group Inc	15,500	319,843
Urban Outfitters Inc (b)	16,813	1,265,683
Valvoline Inc (b)	37,903	1,336,081
Victoria's Secret & Co (b)	23,662	444,846
Warby Parker Inc Class A (b)	27,452	657,475
Wayfair Inc Class A (b)	30,957	2,032,017
Winmark Corp	870	328,355
Zumiez Inc (b)	4,885	66,973
		45,292,177
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd (b)	35,072	637,960
Carter's Inc	10,935	265,064
Columbia Sportswear Co	9,200	520,444
Crocs Inc (b)	16,747	1,670,178
Figs Inc Class A (b)	36,893	239,805
G-III Apparel Group Ltd (b)	11,170	263,612
Hanesbrands Inc (b)	103,826	424,648
Kontoor Brands Inc	15,023	836,180
Lakeland Industries Inc (c)	2,907	40,436
Levi Strauss & Co Class A	29,562	582,076
Movado Group Inc	5,061	78,496
Oxford Industries Inc	4,220	161,120
PVH Corp	14,325	1,051,742
Ralph Lauren Corp Class A	11,908	3,557,515
Skechers USA Inc Class A (b)	38,889	2,459,729
Steven Madden Ltd	21,590	518,268
Tapestry Inc	62,012	6,699,156
Under Armour Inc Class A (b)	46,418	308,216
Under Armour Inc Class C (b)	48,861	307,824
VF Corp	98,919	1,159,331
Wolverine World Wide Inc	23,998	541,875
		22,323,675
TOTAL CONSUMER DISCRETIONARY		221,313,984

Consumer Staples - 4.1%
Beverages - 0.7%
Boston Beer Co Inc/The Class A (b)	2,461	509,624
Brown-Forman Corp Class A	17,790	509,506
Brown-Forman Corp Class B	52,934	1,527,146
Celsius Holdings Inc (b)	46,978	2,129,983
Coca-Cola Consolidated Inc	17,511	1,956,854
MGP Ingredients Inc	4,165	117,785
Molson Coors Beverage Co Class B	51,179	2,493,441
National Beverage Corp (b)	6,953	318,586
Primo Brands Corp Class A	75,757	2,091,651
Vita Coco Co Inc/The (b)	11,591	408,699
		12,063,275
Consumer Staples Distribution & Retail - 1.7%
Albertsons Cos Inc Class A	120,377	2,313,646
Andersons Inc/The	9,690	348,065
BJ's Wholesale Club Holdings Inc (b)	39,437	4,176,378
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	2,335	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	2,335	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	2,335	0
Casey's General Stores Inc	11,084	5,765,121
Chefs' Warehouse Inc/The (b)	10,531	722,005
Grocery Outlet Holding Corp (b)	28,927	380,969
Guardian Pharmacy Services Inc Class A (b)	5,065	105,859
Ingles Markets Inc Class A	4,417	277,962
Maplebear Inc (b)	49,068	2,353,792
Natural Grocers by Vitamin Cottage Inc	3,164	119,884
Performance Food Group Co (b)	46,590	4,677,636
PriceSmart Inc	7,431	798,833
SpartanNash Co	9,987	265,055
United Natural Foods Inc (b)	17,940	495,862
US Foods Holding Corp (b)	69,028	5,752,103
Walgreens Boots Alliance Inc	214,443	2,496,117
Weis Markets Inc	4,964	359,443
		31,408,730
Food Products - 1.2%
Alico Inc	1,439	46,451
B&G Foods Inc (c)	23,927	98,101
Beyond Meat Inc (b)(c)	22,203	67,497
BRC Inc Class A (b)	12,496	21,243
Cal-Maine Foods Inc	12,908	1,434,595
Calavo Growers Inc	4,998	131,447
Darling Ingredients Inc (b)	47,226	1,529,178
Flowers Foods Inc	59,276	939,525
Fresh Del Monte Produce Inc	10,022	376,727
Freshpet Inc (b)	14,520	992,006
Hain Celestial Group Inc (b)	26,483	41,578
Hormel Foods Corp	87,271	2,451,442
Ingredion Inc	19,217	2,527,804
J & J Snack Foods Corp	4,677	527,987
John B Sanfilippo & Son Inc	2,728	172,710
Lamb Weston Holdings Inc	42,165	2,406,357
Limoneira Co	4,947	72,622
Mama's Creations Inc (b)	10,467	86,457
Marzetti Company/The	5,749	1,021,942
Mission Produce Inc (b)	13,001	160,432
Pilgrim's Pride Corp	12,054	571,239
Post Holdings Inc (b)	13,424	1,420,393
Seaboard Corp	75	237,539
Seneca Foods Corp Class A (b)	1,342	140,548
Simply Good Foods Co/The (b)	27,457	836,340
The Campbell's Company	59,006	1,883,472
Tootsie Roll Industries Inc Class A	5,040	191,167
TreeHouse Foods Inc (b)	13,599	261,373
Utz Brands Inc Class A	22,470	292,784
Vital Farms Inc (b)(c)	9,456	351,763
Westrock Coffee Co (b)	10,389	69,087
WK Kellogg Co	19,755	455,353
		21,817,159
Household Products - 0.2%
Central Garden & Pet Co (b)	2,351	91,736
Central Garden & Pet Co Class A (b)	14,973	531,841
Energizer Holdings Inc	19,702	443,689
Oil-Dri Corp of America	3,115	175,686
Reynolds Consumer Products Inc	16,553	372,277
Spectrum Brands Holdings Inc	7,502	401,432
WD-40 Co	4,061	870,678
		2,887,339
Personal Care Products - 0.3%
BellRing Brands Inc (b)	37,865	2,066,672
Coty Inc Class A (b)	108,765	527,510
Edgewell Personal Care Co	14,029	353,952
elf Beauty Inc (b)	16,845	2,041,446
Herbalife Ltd (b)	30,040	276,368
Honest Co Inc/The (b)	24,340	112,207
Interparfums Inc	5,356	645,934
Medifast Inc (b)(c)	3,059	42,121
Nu Skin Enterprises Inc Class A	14,757	123,664
Olaplex Holdings Inc (b)	37,640	52,320
USANA Health Sciences Inc (b)	3,265	95,958
		6,338,152
Tobacco - 0.0%
Turning Point Brands Inc	5,347	443,481
Universal Corp/VA	7,356	400,681
		844,162
TOTAL CONSUMER STAPLES		75,358,817

Energy - 3.1%
Energy Equipment & Services - 0.7%
Archrock Inc	52,904	1,235,837
Aris Water Solutions Inc Class A	8,506	180,923
Atlas Energy Solutions Inc	21,829	283,777
Bristow Group Inc (b)	7,250	250,633
Cactus Inc Class A	20,480	866,509
Core Laboratories Inc	13,874	151,782
DMC Global Inc (b)	5,767	46,654
Expro Group Holdings NV (b)	31,625	340,918
Helix Energy Solutions Group Inc (b)	42,706	253,247
Helmerich & Payne Inc	29,704	481,502
Innovex International Inc (b)	11,800	193,756
Kodiak Gas Services Inc	11,864	383,563
Liberty Energy Inc Class A	48,324	596,318
Nabors Industries Ltd (b)(c)	4,389	152,649
Natural Gas Services Group Inc (b)	2,838	68,367
Noble Corp PLC	39,070	1,047,467
NOV Inc	112,302	1,412,759
Oceaneering International Inc (b)	29,960	650,132
Oil States International Inc (b)	17,266	86,157
Patterson-UTI Energy Inc	105,254	622,051
ProPetro Holding Corp (b)	23,189	124,293
Ranger Energy Services Inc Class A	4,843	64,848
RPC Inc	26,467	123,072
Select Water Solutions Inc Class A	28,255	272,096
Solaris Energy Infrastructure Inc Class A	11,348	370,739
TETRA Technologies Inc (b)	34,797	142,668
Tidewater Inc (b)	13,612	680,736
Transocean Ltd (b)(c)	235,934	688,927
Valaris Ltd (b)(c)	19,544	950,425
Weatherford International PLC	21,699	1,227,078
		13,949,883
Oil, Gas & Consumable Fuels - 2.4%
Amplify Energy Corp (b)	11,828	44,946
Antero Midstream Corp	100,559	1,845,258
Antero Resources Corp (b)	87,230	3,046,944
APA Corp	108,066	2,084,593
Berry Corp	23,955	72,344
California Resources Corp	20,864	1,005,228
Calumet Inc (b)	20,822	331,903
Centrus Energy Corp Class A (b)(c)	4,496	968,438
Chord Energy Corp	17,388	1,918,418
Civitas Resources Inc	25,637	778,339
Clean Energy Fuels Corp (b)	52,579	106,735
CNX Resources Corp (b)	43,261	1,311,241
Comstock Resources Inc (b)	27,338	488,530
Core Natural Resources Inc	14,970	1,104,936
Crescent Energy Co Class A	55,449	512,349
CVR Energy Inc	10,411	278,807
Delek US Holdings Inc	18,210	407,358
Dorian LPG Ltd	10,919	314,358
DT Midstream Inc	30,383	3,121,247
Excelerate Energy Inc Class A	7,112	182,494
FutureFuel Corp	8,221	33,295
Gevo Inc (b)(c)	69,508	90,360
Granite Ridge Resources Inc	16,976	88,105
Green Plains Inc (b)(c)	19,275	159,404
Gulfport Energy Corp (b)	3,712	646,371
HF Sinclair Corp	47,988	2,108,593
HighPeak Energy Inc Class A	8,120	80,956
International Seaways Inc	12,179	485,942
Kinetik Holdings Inc Class A	11,709	507,936
Magnolia Oil & Gas Corp Class A	56,299	1,341,042
Matador Resources Co	34,880	1,739,814
Murphy Oil Corp	40,373	1,001,654
New Fortress Energy Inc Class A (c)	38,169	104,011
NextDecade Corp (b)	41,400	470,304
Northern Oil & Gas Inc	29,569	832,663
Par Pacific Holdings Inc (b)	15,444	484,633
PBF Energy Inc Class A	29,343	663,152
Peabody Energy Corp	36,686	592,479
Permian Resources Corp Class A	191,138	2,706,514
Range Resources Corp	71,472	2,624,452
REX American Resources Corp (b)	4,435	231,862
Riley Exploration Permian Inc	3,074	80,662
Ring Energy Inc (b)	36,914	28,184
Sable Offshore Corp (b)	21,693	665,324
SandRidge Energy Inc	10,574	109,864
Sitio Royalties Corp Class A	23,760	431,719
SM Energy Co	34,477	951,220
Summit Midstream Corp Class A (b)	3,236	82,453
Talos Energy Inc (b)	37,318	319,069
Uranium Energy Corp (b)(c)	127,673	1,106,925
VAALCO Energy Inc	32,088	119,367
Viper Energy Inc Class A	39,440	1,485,310
Vital Energy Inc (b)(c)	8,015	149,800
Vitesse Energy Inc (c)	9,141	218,744
W&T Offshore Inc (c)	30,269	53,576
World Kinect Corp	17,095	466,181
		43,186,406
TOTAL ENERGY		57,136,289

Financials - 17.5%
Banks - 6.2%
1st Source Corp	5,036	301,254
Amalgamated Financial Corp	6,216	180,202
Amerant Bancorp Inc Class A	10,771	207,880
Ameris Bancorp	19,174	1,310,543
Associated Banc-Corp	48,702	1,204,887
Atlantic Union Bankshares Corp	42,565	1,349,311
Axos Financial Inc (b)	15,952	1,377,455
Banc of California Inc	38,132	553,677
BancFirst Corp	5,957	741,766
Bancorp Inc/The (b)	13,934	880,071
Bank First Corp	2,652	315,111
Bank of Hawaii Corp	11,957	739,899
Bank of Marin Bancorp	4,501	101,947
Bank OZK	31,562	1,556,007
BankUnited Inc	22,464	819,262
Banner Corp	10,346	642,228
Bar Harbor Bankshares	4,699	136,459
Berkshire Hills Bancorp Inc	13,386	329,831
BOK Financial Corp	6,727	682,992
Brookline Bancorp Inc	27,194	280,642
Burke & Herbert Financial Services Corp	4,048	234,744
Business First Bancshares Inc	8,544	202,920
Byline Bancorp Inc	7,592	199,670
Cadence Bank	55,642	1,939,124
California BanCorp (b)	6,733	100,927
Camden National Corp	5,135	193,641
Capital Bancorp Inc	3,630	114,272
Capitol Federal Financial Inc	37,153	223,661
Cathay General Bancorp	20,930	946,455
Central Pacific Financial Corp	8,224	219,252
City Holding Co	4,316	526,984
CNB Financial Corp/PA	6,468	148,441
Coastal Financial Corp/WA Class A (b)	3,620	348,244
Columbia Banking System Inc	62,961	1,498,472
Columbia Financial Inc (b)	7,876	113,336
Comerica Inc	39,255	2,652,460
Commerce Bancshares Inc/MO	36,176	2,213,971
Community Financial System Inc	15,883	837,034
Community Trust Bancorp Inc	4,591	247,822
Connectone Bancorp Inc	13,899	320,094
Cullen/Frost Bankers Inc	19,169	2,442,322
Customers Bancorp Inc (b)	8,750	557,813
CVB Financial Corp	38,778	724,761
Dime Community Bancshares Inc	11,811	327,283
Eagle Bancorp Inc	9,055	145,695
East West Bancorp Inc	41,137	4,123,984
Eastern Bankshares Inc	56,209	868,429
Enterprise Financial Services Corp	11,069	610,898
Equity Bancshares Inc Class A	4,399	165,314
Esquire Financial Holdings Inc	1,953	187,254
Farmers National Banc Corp	11,556	156,468
FB Bancorp Inc	5,790	67,568
FB Financial Corp	12,016	585,900
Financial Institutions Inc	5,995	152,813
First Bancorp/Southern Pines NC	12,440	623,120
First Busey Corp	24,534	547,599
First Business Financial Services Inc	2,238	106,574
First Commonwealth Financial Corp	31,128	513,923
First Community Bankshares Inc	4,946	180,529
First Financial Bancorp	28,863	699,639
First Financial Bankshares Inc	38,455	1,331,312
First Financial Corp	3,212	172,003
First Foundation Inc (b)	22,415	109,161
First Hawaiian Inc	37,641	912,794
First Horizon Corp	151,281	3,299,439
First Interstate BancSystem Inc Class A	26,076	750,728
First Merchants Corp	17,432	664,508
First Mid Bancshares Inc	6,018	228,503
Firstsun Capital Bancorp (b)	3,395	120,692
Five Star Bancorp	4,963	149,337
Flagstar Financial Inc	90,382	1,020,413
Flushing Financial Corp	10,412	124,840
FNB Corp/PA	107,060	1,640,159
Fulton Financial Corp	54,327	975,170
German American Bancorp Inc	11,213	430,803
Glacier Bancorp Inc	35,365	1,550,048
Great Southern Bancorp Inc	2,545	144,912
Hancock Whitney Corp	25,536	1,525,010
Hanmi Financial Corp	8,960	204,378
Harborone Northeast Bancorp Inc	11,047	130,686
Heritage Commerce Corp	18,781	173,724
Heritage Financial Corp Wash	10,124	228,195
Hilltop Holdings Inc	13,468	398,653
Hingham Institution For Savings The	512	125,379
Home BancShares Inc/AR	54,743	1,541,563
HomeStreet Inc (b)	5,347	69,938
HomeTrust Bancshares Inc	4,237	164,650
Hope Bancorp Inc	38,412	383,736
Horizon Bancorp Inc/IN	13,473	208,697
Independent Bank Corp	12,716	808,102
Independent Bank Corp/MI	6,186	188,982
International Bancshares Corp	15,940	1,086,789
Kearny Financial Corp/MD	17,504	103,799
Lakeland Financial Corp	7,656	485,161
Live Oak Bancshares Inc	10,121	319,925
Mercantile Bank Corp	4,792	218,946
Metropolitan Bank Holding Corp	2,732	192,715
Mid Penn Bancorp Inc	6,484	177,986
Midland States Bancorp Inc	6,689	113,445
MidWestOne Financial Group Inc	5,547	152,764
National Bank Holdings Corp Class A	11,462	424,782
NB Bancorp Inc (b)	10,639	183,310
Nbt Bancorp Inc	15,644	647,349
Nicolet Bankshares Inc	3,948	509,292
Northeast Bank	2,043	202,604
Northeast Community Bancorp Inc	4,122	85,160
Northfield Bancorp Inc	11,345	120,824
Northrim BanCorp Inc	1,672	139,662
Northwest Bancshares Inc	38,695	452,732
OceanFirst Financial Corp	17,292	290,160
Old National Bancorp/IN	97,042	2,048,557
Old Second Bancorp Inc	13,116	222,579
Origin Bancorp Inc	8,683	317,364
Orrstown Financial Services Inc	5,966	196,043
Pacific Premier Bancorp Inc	29,211	633,002
Park National Corp	4,355	704,944
Pathward Financial Inc	6,983	528,089
Peapack-Gladstone Financial Corp	4,739	120,750
Peoples Bancorp Inc/OH	10,694	306,276
Peoples Financial Services Corp	2,940	143,207
Pinnacle Financial Partners Inc	22,892	2,011,978
Preferred Bank/Los Angeles CA	3,459	314,146
Prosperity Bancshares Inc	28,389	1,891,275
Provident Financial Services Inc	39,596	721,439
QCR Holdings Inc	4,986	354,006
Renasant Corp	27,467	1,006,391
Republic Bancorp Inc/KY Class A	2,873	197,835
S&T Bancorp Inc	11,478	420,554
Seacoast Banking Corp of Florida	25,420	716,590
ServisFirst Bancshares Inc	14,989	1,178,885
Shore Bancshares Inc	8,899	138,023
Simmons First National Corp Class A	37,725	723,188
SmartFinancial Inc	4,370	149,716
Southern Missouri Bancorp Inc	2,886	156,104
Southside Bancshares Inc	8,641	254,391
SouthState Corp	29,366	2,765,396
Stellar Bancorp Inc	13,627	402,405
Stock Yards Bancorp Inc	8,088	604,659
Synovus Financial Corp	41,463	1,958,712
Texas Capital Bancshares Inc (b)	13,636	1,145,015
TFS Financial Corp	16,823	220,550
Third Coast Bancshares Inc (b)	3,673	138,288
Tompkins Financial Corp	3,755	242,873
Towne Bank/Portsmouth VA	20,725	725,997
TriCo Bancshares	9,920	407,910
Triumph Financial Inc (b)	6,665	378,039
TrustCo Bank Corp NY	5,718	191,896
Trustmark Corp	17,990	670,128
UMB Financial Corp	21,260	2,338,387
United Bankshares Inc/WV	42,398	1,505,977
United Community Banks Inc/GA	36,291	1,106,876
Unity Bancorp Inc	1,882	92,424
Univest Financial Corp	8,702	250,966
Valley National Bancorp	142,097	1,317,239
Veritex Holdings Inc	16,160	512,595
WaFd Inc	23,983	698,025
Washington Trust Bancorp Inc	5,915	159,350
Webster Financial Corp	50,178	2,892,762
WesBanco Inc	28,611	862,049
Westamerica BanCorp	7,868	376,877
Western Alliance Bancorp	32,542	2,523,958
Wintrust Financial Corp	19,965	2,555,121
WSFS Financial Corp	16,894	926,467
Zions Bancorp NA	44,034	2,361,103
		112,252,130
Capital Markets - 3.1%
Acadian Asset Management Inc	7,956	332,481
Affiliated Managers Group Inc	8,460	1,775,500
Artisan Partners Asset Management Inc Class A	21,167	957,807
BGC Group Inc Class A	112,913	1,046,704
Blue Owl Capital Inc Class A	171,959	3,327,407
Bridge Investment Group Holdings Inc Class A	12,162	124,539
Carlyle Group Inc/The	63,536	3,854,094
Cohen & Steers Inc	8,114	596,866
Diamond Hill Investment Group Inc	802	108,727
DigitalBridge Group Inc Class A	47,263	507,605
Donnelley Financial Solutions Inc (b)	7,592	402,072
Evercore Inc Class A	10,732	3,231,834
Federated Hermes Inc Class B	22,534	1,117,010
Franklin Resources Inc	92,730	2,225,520
GCM Grosvenor Inc Class A	14,986	176,685
Hamilton Lane Inc Class A	12,945	1,971,524
Houlihan Lokey Inc Class A	16,057	3,061,428
Invesco Ltd	133,788	2,810,886
Janus Henderson Group PLC	37,688	1,631,890
Jefferies Financial Group Inc	48,585	2,801,411
Lazard Inc	33,708	1,752,142
MarketAxess Holdings Inc	11,211	2,303,861
Moelis & Co Class A	22,199	1,557,038
Morningstar Inc	7,939	2,194,816
Open Lending Corp (b)	30,465	66,718
Oppenheimer Holdings Inc Class A	1,764	133,729
P10 Inc Class A (c)	18,588	228,632
Perella Weinberg Partners Class A	18,583	370,545
Piper Sandler Cos	4,904	1,546,329
PJT Partners Inc Class A	7,292	1,302,497
SEI Investments Co	28,220	2,486,746
StepStone Group Inc Class A	19,703	1,169,570
Stifel Financial Corp	30,633	3,495,838
StoneX Group Inc (b)	12,995	1,263,634
TPG Inc Class A	38,358	2,189,091
Victory Capital Holdings Inc Class A	14,065	969,219
Virtu Financial Inc Class A	24,046	1,061,390
Virtus Invt Partners Inc	1,919	370,962
WisdomTree Inc	34,273	454,803
		56,979,550
Consumer Finance - 1.3%
Ally Financial Inc	82,628	3,127,470
Atlanticus Holdings Corp (b)	1,451	72,013
Bread Financial Holdings Inc	13,886	851,212
Credit Acceptance Corp (b)(c)	1,798	881,523
Dave Inc Class A (b)	2,331	549,650
Encore Capital Group Inc (b)	6,999	258,123
Enova International Inc (b)	7,542	788,592
EZCORP Inc Class A (b)	15,850	226,972
FirstCash Holdings Inc	11,531	1,536,967
Green Dot Corp Class A (b)	15,988	161,799
LendingClub Corp (b)	33,668	524,884
Lendingtree Inc (b)	3,250	151,710
Navient Corp	21,481	277,964
Nelnet Inc Class A	5,231	652,672
NerdWallet Inc Class A (b)	10,534	111,555
OneMain Holdings Inc	35,585	2,056,457
Oportun Financial Corp (b)	9,392	57,573
PRA Group Inc (b)	11,656	177,171
PROG Holdings Inc	12,111	385,614
SLM Corp	62,606	1,990,871
SoFi Technologies Inc Class A (b)	330,052	7,452,574
Upstart Holdings Inc (b)(c)	24,720	2,020,613
World Acceptance Corp (b)	956	150,398
		24,464,377
Financial Services - 2.6%
Affirm Holdings Inc Class A (b)	76,592	5,251,148
Alerus Financial Corp	7,246	153,180
AvidXchange Holdings Inc (b)	56,092	553,067
Cannae Holdings Inc	16,668	356,362
Cantaloupe Inc (b)	17,353	192,098
Cass Information Systems Inc	3,647	145,916
Corebridge Financial Inc	75,625	2,689,225
Enact Holdings Inc	8,569	297,858
Equitable Holdings Inc	90,729	4,658,934
Essent Group Ltd	30,316	1,697,393
Euronet Worldwide Inc (b)	12,141	1,179,862
Federal Agricultural Mortgage Corp Class C	2,785	479,772
Flywire Corp (b)	31,976	348,219
HA Sustainable Infrastructure Capital Inc	36,088	937,205
International Money Express Inc (b)	8,942	80,389
Jackson Financial Inc	21,347	1,869,143
loanDepot Inc Class A (b)	29,052	46,192
Marqeta Inc Class A (b)	114,377	651,949
Merchants Bancorp/IN	8,142	238,561
MGIC Investment Corp	70,970	1,838,123
Mr Cooper Group Inc (b)	19,093	2,973,162
NCR Atleos Corp (b)	21,728	664,877
NewtekOne Inc	7,430	84,999
NMI Holdings Inc (b)	23,333	870,788
Onity Group Inc (b)	1,728	65,180
Paymentus Holdings Inc Class A (b)	9,252	257,946
Payoneer Global Inc (b)	77,138	506,797
PennyMac Financial Services Inc	9,506	885,389
Radian Group Inc	40,158	1,309,552
Remitly Global Inc (b)	45,672	753,588
Repay Holdings Corp Class A (b)	21,681	106,671
Rocket Cos Inc Class A (c)	72,497	1,070,781
Sezzle Inc (b)(c)	4,468	691,825
Shift4 Payments Inc Class A (b)(c)	20,140	2,074,420
Toast Inc Class A (b)	130,906	6,393,449
UWM Holdings Corp Class A	41,912	168,486
Velocity Financial Inc (b)	3,571	59,278
Voya Financial Inc	28,786	2,015,020
Walker & Dunlop Inc	9,656	724,297
Western Union Co/The	99,918	804,340
WEX Inc (b)	10,224	1,734,808
		47,880,249
Insurance - 3.4%
Abacus Global Management Inc Class A (b)(c)	8,214	44,437
Ambac Financial Group Inc/Old (b)	13,333	111,997
American Coastal Insurance Corp	7,075	73,651
American Financial Group Inc/OH	21,475	2,682,228
Amerisafe Inc	5,729	256,545
Assurant Inc	15,134	2,834,598
Assured Guaranty Ltd	13,726	1,160,945
Axis Capital Holdings Ltd	21,346	2,003,109
Baldwin Insurance Group Inc/The Class A (b)	21,114	777,840
Bowhead Specialty Holdings Inc (b)	2,514	81,705
Brighthouse Financial Inc (b)	17,111	818,761
CNO Financial Group Inc	29,564	1,089,138
Donegal Group Inc Class A	4,907	84,155
eHealth Inc (b)	8,959	30,460
Employers Holdings Inc	7,185	296,597
Erie Indemnity Co Class A	7,460	2,657,550
F&G Annuities & Life Inc	6,440	205,500
First American Financial Corp	30,778	1,848,219
Genworth Financial Inc Class A (b)	123,100	967,566
Globe Life Inc	24,619	3,458,231
Goosehead Insurance Inc Class A	7,473	679,370
Hanover Insurance Group Inc/The	10,731	1,841,762
HCI Group Inc	2,783	389,731
Heritage Insurance Holdings Inc (b)	6,635	139,932
Hippo Holdings Inc (b)	5,449	140,802
Horace Mann Educators Corp	12,244	520,737
Investors Title Co	459	96,950
James River Group Holdings Ltd	13,848	78,934
Kemper Corp	17,974	1,107,019
Kinsale Capital Group Inc	6,616	2,915,605
Lemonade Inc (b)(c)	16,852	634,983
Lincoln National Corp	51,038	1,945,058
Loews Corp	51,840	4,693,594
MBIA Inc (b)	12,143	64,722
Mercury General Corp	7,922	548,599
Old Republic International Corp	67,951	2,457,788
Oscar Health Inc Class A (b)(c)	61,556	864,862
Palomar Hldgs Inc (b)	8,015	1,061,907
Primerica Inc	9,807	2,605,033
ProAssurance Corp (b)	15,293	363,362
Reinsurance Group of America Inc	19,735	3,798,001
RLI Corp	24,943	1,645,989
Root Inc/OH Class A (b)	2,602	314,920
Ryan Specialty Holdings Inc Class A	32,188	1,969,584
Safety Insurance Group Inc	4,482	315,309
Selective Insurance Group Inc	18,172	1,416,871
Selectquote Inc (b)	43,378	76,345
Skyward Specialty Insurance Group Inc (b)	9,852	498,314
Stewart Information Services Corp	8,370	543,464
Tiptree Inc Class A	6,562	136,358
Trupanion Inc (b)	10,035	475,759
TWFG Inc Class A (b)	3,864	119,282
United Fire Group Inc	6,399	169,893
Universal Insurance Holdings Inc	7,584	179,286
Unum Group	47,862	3,436,970
White Mountains Insurance Group Ltd	757	1,353,365
		61,083,692
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
AG Mortgage Investment Trust Inc	8,694	65,727
AGNC Investment Corp	305,870	2,884,354
Annaly Capital Management Inc	181,430	3,688,473
Apollo Commercial Real Estate Finance Inc	38,601	371,342
Arbor Realty Trust Inc (c)	57,699	643,921
Ares Commercial Real Estate Corp	16,728	74,774
ARMOUR Residential REIT Inc	24,749	403,656
Blackstone Mortgage Trust Inc Class A	50,879	940,244
Brightspire Capital Inc Class A	39,635	205,309
Chimera Investment Corp	24,316	325,105
Claros Mortgage Trust Inc	34,238	97,578
Dynex Capital Inc	32,302	401,837
Ellington Financial Inc	28,151	357,236
Franklin BSP Realty Trust Inc	25,587	258,429
Invesco Mortgage Capital Inc (c)	20,591	155,462
Kkr Real Estate Finance Trust Inc	17,903	161,843
Ladder Capital Corp Class A	33,270	363,308
MFA Financial Inc	31,751	288,617
New York Mortgage Trust Inc	27,027	171,081
Orchid Island Capital Inc	32,545	226,513
Pennymac Mortgage Investment Trust	26,180	308,662
Ready Capital Corp	50,526	212,714
Redwood Trust Inc	39,081	213,382
Rithm Capital Corp	158,296	1,904,301
Starwood Property Trust Inc	96,521	1,878,299
TPG RE Finance Trust Inc	20,140	175,218
Two Harbors Investment Corp	31,515	307,271
		17,084,656
TOTAL FINANCIALS		319,744,654

Health Care - 10.8%
Biotechnology - 4.4%
4D Molecular Therapeutics Inc (b)	10,929	49,181
89bio Inc (b)	38,060	361,570
Abeona Therapeutics Inc (b)(c)	14,708	93,690
Absci Corp (b)(c)	28,639	81,048
ACADIA Pharmaceuticals Inc (b)	36,961	880,781
ADMA Biologics Inc (b)	71,392	1,335,030
Agios Pharmaceuticals Inc (b)	17,200	640,184
Akebia Therapeutics Inc (b)	72,253	266,252
Akero Therapeutics Inc (b)	21,920	1,070,792
Alector Inc (b)	23,095	34,412
Alkermes PLC (b)	49,431	1,309,427
Allogene Therapeutics Inc (b)	45,515	55,983
Altimmune Inc (b)(c)	24,361	89,892
Amicus Therapeutics Inc (b)	83,340	499,207
AnaptysBio Inc (b)(c)	5,771	141,678
Anavex Life Sciences Corp (b)(c)	25,442	287,495
Anika Therapeutics Inc (b)	4,266	35,216
Annexon Inc (b)	25,468	61,123
Apellis Pharmaceuticals Inc (b)	32,168	718,633
Apogee Therapeutics Inc (b)	9,685	370,548
Arbutus Biopharma Corp (b)(c)	44,356	145,488
Arcellx Inc (b)	11,876	847,828
Arcturus Therapeutics Holdings Inc (b)	7,287	88,974
Arcus Biosciences Inc (b)	20,504	187,202
Arcutis Biotherapeutics Inc (b)	32,257	470,307
Ardelyx Inc (b)	70,964	300,887
ArriVent Biopharma Inc (b)	6,937	135,341
Arrowhead Pharmaceuticals Inc (b)	37,341	589,988
ARS Pharmaceuticals Inc (b)(c)	16,016	283,163
Astria Therapeutics Inc (b)	11,015	76,224
aTyr Pharma Inc (b)(c)	27,182	128,299
Aura Biosciences Inc (b)	11,315	77,960
Avidity Biosciences Inc (b)	36,106	1,325,451
Avita Medical Inc (b)(c)	7,925	42,003
Beam Therapeutics Inc (b)	27,296	538,004
Bicara Therapeutics Inc (b)	5,753	63,916
BioCryst Pharmaceuticals Inc (b)	62,291	507,049
Biohaven Ltd (b)	24,934	376,503
Bridgebio Pharma Inc (b)	44,208	2,089,712
C4 Therapeutics Inc (b)(c)	16,351	33,520
Candel Therapeutics Inc (b)(c)	11,073	71,365
Capricor Therapeutics Inc (b)(c)	12,650	103,477
Cardiff Oncology Inc (b)(c)	18,986	44,997
CareDx Inc (b)	16,716	205,356
Cargo Therapeutics Inc (b)	10,518	47,015
Carisma Therapeutics Inc rights (b)(d)	47,241	0
Cartesian Therapeutics Inc rights (b)(d)	31,759	8,893
Catalyst Pharmaceuticals Inc (b)	34,492	735,714
Celcuity Inc (b)(c)	8,341	326,675
Celldex Therapeutics Inc (b)	19,743	433,951
CG oncology Inc (b)	16,280	434,513
Cogent Biosciences Inc (b)	32,339	369,311
Coherus Oncology Inc (b)(c)	34,509	32,445
Compass Therapeutics Inc (b)	30,448	90,431
Corvus Pharmaceuticals Inc (b)(c)	18,596	77,545
Crinetics Pharmaceuticals Inc (b)	28,098	803,322
Cullinan Therapeutics Inc (b)	15,321	119,044
Cytokinetics Inc (b)(c)	35,601	1,340,022
Day One Biopharmaceuticals Inc (b)	20,352	136,562
Denali Therapeutics Inc (b)	37,035	512,194
Dianthus Therapeutics Inc (b)	6,023	124,495
Disc Medicine Inc (b)	7,325	437,742
Dynavax Technologies Corp (b)	33,575	368,654
Dyne Therapeutics Inc (b)	26,553	261,547
Editas Medicine Inc (b)	22,301	55,976
Emergent BioSolutions Inc (b)	16,066	94,468
Enanta Pharmaceuticals Inc (b)	5,747	43,562
Entrada Therapeutics Inc (b)	7,456	43,841
Erasca Inc (b)	63,404	89,717
Exact Sciences Corp (b)	56,370	2,646,572
Exelixis Inc (b)	81,478	2,951,133
Geron Corp (b)	167,074	192,135
Gossamer Bio Inc (b)	57,036	116,353
GRAIL Inc (b)(c)	9,248	316,374
Halozyme Therapeutics Inc (b)	36,822	2,208,215
Heron Therapeutics Inc (b)(c)	41,474	71,750
Humacyte Inc Class A (b)(c)	34,922	83,813
Ideaya Biosciences Inc (b)	26,324	640,989
ImmunityBio Inc (b)(c)	60,814	149,602
Immunome Inc (b)	23,661	248,914
Immunovant Inc (b)	22,580	363,086
Incyte Corp (b)	48,029	3,596,892
Inmune Bio Inc (b)(c)	4,754	12,978
Intellia Therapeutics Inc (b)(c)	30,959	360,363
Ionis Pharmaceuticals Inc (b)	47,404	2,037,424
Iovance Biotherapeutics Inc (b)(c)	74,354	191,090
Ironwood Pharmaceuticals Inc Class A (b)	40,704	31,098
iTeos Therapeutics Inc (b)	8,916	90,408
Janux Therapeutics Inc (b)	9,752	234,194
KalVista Pharmaceuticals Inc (b)	10,818	147,449
Keros Therapeutics Inc (b)	10,347	148,169
Kodiak Sciences Inc (b)	9,161	60,234
Korro Bio Inc (b)	1,889	28,259
Krystal Biotech Inc (b)	7,594	1,168,489
Kura Oncology Inc (b)	26,290	159,055
Kymera Therapeutics Inc (b)	15,553	680,444
Lexicon Pharmaceuticals Inc (b)(c)	53,724	57,485
Madrigal Pharmaceuticals Inc (b)	5,176	1,565,792
MannKind Corp (b)	91,194	344,713
MiMedx Group Inc (b)	35,030	251,866
Mineralys Therapeutics Inc (b)	10,997	155,608
Mirum Pharmaceuticals Inc (b)	12,452	643,519
Moderna Inc (b)	101,717	3,006,755
Monte Rosa Therapeutics Inc (b)	13,760	68,112
Myriad Genetics Inc (b)	27,023	103,768
Neurocrine Biosciences Inc (b)	29,576	3,792,531
Neurogene Inc (b)(c)	3,205	69,773
Nkarta Inc (b)(c)	13,590	29,490
Novavax Inc (b)(c)	48,022	319,346
Nurix Therapeutics Inc (b)	21,471	241,763
Nuvalent Inc Class A (b)	11,512	901,965
Ocugen Inc (b)(c)	85,729	88,301
Olema Pharmaceuticals Inc (b)	15,025	77,229
OmniAb Operations Inc (b)(d)	1,470	588
OmniAb Operations Inc (b)(d)	1,470	469
Organogenesis Holdings Inc Class A (b)	20,630	95,311
ORIC Pharmaceuticals Inc (b)(c)	13,622	135,811
PDL BioPharma Inc (b)(d)	15,583	0
Perspective Therapeutics Inc (b)	17,969	69,001
Praxis Precision Medicines Inc (b)	5,678	307,861
Precigen Inc (b)(c)	44,681	76,405
Prime Medicine Inc (b)(c)	19,045	71,228
Protagonist Therapeutics Inc (b)	18,547	998,941
PTC Therapeutics Inc (b)	23,681	1,234,017
Puma Biotechnology Inc (b)	12,202	37,948
RAPT Therapeutics Inc (b)	3,015	32,562
Recursion Pharmaceuticals Inc Class A (b)(c)	90,943	541,111
REGENXBIO Inc (b)	13,440	114,374
Relay Therapeutics Inc (b)	41,236	145,151
Replimune Group Inc (b)(c)	20,258	142,414
Revolution Medicines Inc (b)	52,154	1,943,780
Rezolute Inc (b)	21,389	127,265
Rhythm Pharmaceuticals Inc (b)	16,163	1,377,572
Rigel Pharmaceuticals Inc (b)	5,150	108,459
Rocket Pharmaceuticals Inc (b)	24,946	76,085
Roivant Sciences Ltd (b)	125,643	1,427,304
Sana Biotechnology Inc (b)(c)	38,380	155,823
Sangamo Therapeutics Inc (b)(c)	55,929	30,039
Sarepta Therapeutics Inc (b)(c)	29,406	482,847
Savara Inc (b)(c)	34,181	88,529
Scholar Rock Holding Corp (b)	22,320	826,956
Seres Therapeutics Inc (b)(c)	2,331	33,240
Soleno Therapeutics Inc (b)	10,090	872,482
Spyre Therapeutics Inc (b)	15,435	261,932
Stoke Therapeutics Inc (b)	12,642	162,450
Summit Therapeutics Inc (b)(c)	42,252	1,114,185
Syndax Pharmaceuticals Inc (b)	25,755	255,490
Tango Therapeutics Inc (b)(c)	19,463	117,557
Taysha Gene Therapies Inc (b)	43,785	119,533
Tectonic Therapeutic Inc (b)(c)	3,205	71,119
TG Therapeutics Inc (b)	40,537	1,439,064
Tourmaline Bio Inc (b)	5,766	127,602
Travere Therapeutics Inc (b)	23,692	366,041
Twist Bioscience Corp (b)	17,903	601,004
Tyra Biosciences Inc (b)	5,910	64,596
Ultragenyx Pharmaceutical Inc (b)	28,297	773,074
United Therapeutics Corp (b)	13,462	3,698,012
Upstream Bio Inc	4,878	74,682
Vanda Pharmaceuticals Inc (b)	17,222	73,366
Vaxcyte Inc (b)	35,501	1,205,259
Vera Therapeutics Inc Class A (b)	16,663	346,424
Veracyte Inc (b)	23,235	546,255
Verastem Inc (b)(c)	16,461	101,564
Vericel Corp (b)	15,087	527,140
Viking Therapeutics Inc (b)(c)	33,394	1,087,643
Vir Biotechnology Inc (b)	26,996	136,870
Viridian Therapeutics Inc (b)	20,420	357,758
Voyager Therapeutics Inc (b)	13,428	42,835
Xencor Inc (b)	21,742	180,893
Y-mAbs Therapeutics Inc (b)	9,847	44,016
		80,206,230
Health Care Equipment & Supplies - 1.9%
Accuray Inc Del (b)	33,299	43,622
Alphatec Holdings Inc (b)	31,475	333,006
AngioDynamics Inc (b)	12,384	109,722
Artivion Inc (b)	11,351	350,859
AtriCure Inc (b)	14,856	521,446
Avanos Medical Inc (b)	13,359	149,220
Axogen Inc (b)	13,322	174,385
Bioventus Inc (b)	12,503	81,520
Butterfly Network Inc Class A (b)(c)	53,898	92,166
Ceribell Inc	3,457	49,781
Cerus Corp (b)	54,868	70,231
ClearPoint Neuro Inc (b)	7,998	83,179
CONMED Corp	9,302	475,797
CVRx Inc (b)(c)	4,089	32,547
Delcath Systems Inc (b)	9,025	97,019
DENTSPLY SIRONA Inc	59,848	856,425
Electromed Inc (b)	2,016	36,711
Embecta Corp	17,374	176,520
Enovis Corp (b)	17,119	458,789
Envista Holdings Corp (b)	50,612	956,061
Glaukos Corp (b)	17,072	1,469,728
Globus Medical Inc Class A (b)	33,743	1,775,894
Haemonetics Corp (b)	15,006	1,111,044
ICU Medical Inc (b)	7,347	943,428
Inogen Inc (b)	8,425	53,162
Inspire Medical Systems Inc (b)	8,823	1,098,816
Integer Holdings Corp (b)	10,415	1,130,132
Integra LifeSciences Holdings Corp (b)	19,717	259,081
iRadimed Corp	2,365	137,974
iRhythm Technologies Inc (b)	9,526	1,335,355
Lantheus Holdings Inc (b)	20,680	1,472,209
LeMaitre Vascular Inc	6,118	497,026
LivaNova PLC (b)	16,222	684,406
Masimo Corp (b)	13,456	2,069,398
Merit Medical Systems Inc (b)	17,675	1,499,901
Myomo Inc (b)	7,843	15,136
Neogen Corp (b)	58,654	272,741
NeuroPace Inc (b)	4,515	38,423
Novocure Ltd (b)	30,350	351,150
Omnicell Inc (b)	14,079	436,590
OraSure Technologies Inc (b)	21,925	69,722
Orthofix Medical Inc (b)	12,040	132,922
OrthoPediatrics Corp (b)	4,773	98,897
Penumbra Inc (b)	11,569	2,918,512
PROCEPT BioRobotics Corp (b)	16,544	802,549
Pulmonx Corp (b)	11,428	21,027
Pulse Biosciences Inc (b)(c)	6,220	93,424
QuidelOrtho Corp (b)	19,605	451,307
RxSight Inc (b)	10,270	79,901
Semler Scientific Inc (b)(c)	2,797	100,272
Senseonics Holdings Inc (b)	225,560	109,397
SI-BONE Inc (b)	11,497	195,794
Solventum Corp (b)	41,321	2,948,667
STAAR Surgical Co (b)	14,707	263,476
Surmodics Inc (b)	4,349	156,129
Tactile Systems Technology Inc (b)	6,498	64,850
Tandem Diabetes Care Inc (b)	19,580	305,056
Teleflex Inc	13,223	1,580,149
TransMedics Group Inc (b)	10,127	1,204,809
Treace Medical Concepts Inc (b)	13,607	73,070
UFP Technologies Inc (b)(c)	2,190	495,794
Utah Medical Products Inc	931	51,764
Varex Imaging Corp (b)	12,157	88,503
Zimvie Inc (b)	8,492	159,565
		34,266,156
Health Care Providers & Services - 2.3%
Acadia Healthcare Co Inc (b)	27,421	596,955
AdaptHealth Corp (b)	31,870	285,874
Addus HomeCare Corp (b)	5,400	576,612
agilon health Inc (b)	91,018	162,922
Alignment Healthcare Inc (b)	31,360	432,141
Amedisys Inc (b)	9,757	962,040
AMN Healthcare Services Inc (b)	11,356	208,269
Astrana Health Inc (b)	12,430	296,580
Aveanna Healthcare Holdings Inc (b)	17,716	70,333
BrightSpring Health Services Inc (b)	20,335	419,918
Brookdale Senior Living Inc (b)	69,894	541,679
Castle Biosciences Inc (b)	8,865	134,305
Chemed Corp	4,371	1,802,163
Clover Health Investments Corp Class A (b)(c)	123,595	357,190
Community Health Systems Inc (b)	35,572	92,487
Concentra Group Holdings Parent Inc	32,456	648,146
CorVel Corp (b)	8,144	721,558
Cross Country Healthcare Inc (b)	9,182	123,498
DaVita Inc (b)	12,376	1,737,219
DocGo Inc Class A (b)	26,671	36,272
Encompass Health Corp	30,090	3,313,210
Enhabit Inc (b)	14,831	99,664
Ensign Group Inc/The	17,042	2,556,300
Fulgent Genetics Inc (b)(c)	5,986	102,839
GeneDx Holdings Corp Class A (b)	6,310	643,305
Guardant Health Inc (b)	36,995	1,516,055
HealthEquity Inc (b)	25,861	2,508,517
Henry Schein Inc (b)	36,337	2,458,198
Hims & Hers Health Inc Class A (b)(c)	58,564	3,875,766
LifeStance Health Group Inc (b)	40,754	162,201
National HealthCare Corp	3,698	355,119
National Research Corp Class A	4,390	54,874
NeoGenomics Inc (b)	39,038	188,944
OPKO Health Inc (b)	135,276	173,153
Option Care Health Inc (b)	48,905	1,435,362
Owens & Minor Inc (b)	21,972	152,266
PACS Group Inc (b)	11,331	125,321
Pediatrix Medical Group Inc (b)	25,062	307,010
Pennant Group Inc/The (b)	10,434	231,322
Premier Inc Class A	24,657	529,632
Privia Health Group Inc (b)	31,570	616,246
Progyny Inc (b)	22,182	521,499
RadNet Inc (b)	19,709	1,078,674
Select Medical Holdings Corp	31,163	460,901
Sonida Senior Living Inc (b)	2,845	69,474
Surgery Partners Inc (b)	22,479	493,414
Talkspace Inc Class A (b)	41,630	101,161
Tenet Healthcare Corp (b)	27,741	4,474,068
Universal Health Services Inc Class B	17,079	2,842,800
US Physical Therapy Inc	4,504	329,468
		41,982,924
Health Care Technology - 0.3%
Certara Inc (b)	32,848	323,224
Claritev Corp Class A (b)	1,830	72,962
Definitive Healthcare Corp Class A (b)	14,231	55,500
Doximity Inc Class A (b)	39,869	2,342,304
Evolent Health Inc Class A (b)	32,184	323,449
GoodRx Holdings Inc Class A (b)	27,492	131,687
Health Catalyst Inc (b)	20,885	76,230
HealthStream Inc	7,237	189,320
LifeMD Inc (b)	12,093	125,888
OptimizeRx Corp (b)	5,193	65,536
Phreesia Inc (b)	16,977	457,700
Schrodinger Inc/United States (b)	16,802	341,585
Simulations Plus Inc (b)	5,092	66,298
Teladoc Health Inc (b)	52,226	376,549
TruBridge Inc (b)	3,559	74,098
Waystar Holding Corp (b)	23,720	877,166
		5,899,496
Life Sciences Tools & Services - 0.9%
10X Genomics Inc Class A (b)	32,940	443,043
Adaptive Biotechnologies Corp (b)	34,514	353,423
Azenta Inc (b)	13,600	444,720
Bio-Rad Laboratories Inc Class A (b)	5,560	1,345,242
Bio-Techne Corp	46,939	2,568,971
BioLife Solutions Inc (b)	11,239	238,941
Bruker Corp	33,104	1,272,187
Charles River Laboratories International Inc (b)	14,678	2,489,976
Codexis Inc (b)	23,598	63,243
CryoPort Inc (b)	15,153	111,071
Cytek Biosciences Inc (b)	31,114	112,010
Fortrea Holdings Inc (b)	26,542	152,351
Lifecore Biomedical Inc (b)	10,791	75,537
Maravai LifeSciences Holdings Inc Class A (b)	35,059	82,038
MaxCyte Inc (b)	31,165	64,200
Medpace Holdings Inc (b)	7,047	3,010,479
Mesa Laboratories Inc	1,609	123,056
Niagen Bioscience Inc (b)	16,097	150,507
OmniAb Inc (b)	28,510	54,454
Pacific Biosciences of California Inc (b)(c)	83,778	115,614
Personalis Inc (b)	18,549	101,649
Quanterix Corp (b)	11,571	68,732
Quantum-Si Inc Class A (b)	41,935	62,064
Repligen Corp (b)	15,625	1,829,219
Sotera Health Co (b)	45,641	524,415
Standard BioTools Inc (b)	89,840	119,487
		15,976,629
Pharmaceuticals - 1.0%
Aclaris Therapeutics Inc (b)	33,877	51,832
Alumis Inc (b)(c)	14,729	60,978
Amneal Intermediate Inc Class A (b)	44,981	351,751
Amphastar Pharmaceuticals Inc (b)	10,921	228,795
Amylyx Pharmaceuticals Inc (b)	21,230	170,477
ANI Pharmaceuticals Inc (b)	5,164	327,139
Aquestive Therapeutics Inc (b)(c)	21,966	84,349
Arvinas Inc (b)	20,508	152,580
Axsome Therapeutics Inc (b)	12,367	1,253,766
Collegium Pharmaceutical Inc (b)	9,614	287,074
Corcept Therapeutics Inc (b)	28,265	1,898,560
CorMedix Inc (b)	20,300	236,901
Edgewise Therapeutics Inc (b)	20,799	296,594
Elanco Animal Health Inc (b)	148,405	2,030,180
Enliven Therapeutics Inc (b)	11,724	220,528
Esperion Therapeutics Inc (b)	52,999	75,259
Evolus Inc (b)	14,525	129,563
EyePoint Pharmaceuticals Inc (b)	20,214	198,501
Fulcrum Therapeutics Inc (b)	13,587	91,441
Harmony Biosciences Holdings Inc (b)	11,502	404,640
Harrow Inc (b)	9,480	301,085
Innoviva Inc (b)(c)	16,300	296,171
Jazz Pharmaceuticals PLC (b)	18,415	2,110,911
LENZ Therapeutics Inc (b)	4,933	146,855
Ligand Pharmaceuticals Inc (b)	5,781	760,664
Liquidia Corp (b)(c)	14,021	262,052
Mind Medicine MindMed Inc (b)(c)	20,608	187,327
Nektar Therapeutics (b)	3,472	75,273
Nuvation Bio Inc Class A (b)	75,555	178,310
Ocular Therapeutix Inc (b)	38,183	442,159
Omeros Corp (b)(c)	16,884	65,341
Organon & Co	78,147	758,026
Pacira BioSciences Inc (b)	13,864	292,392
Perrigo Co PLC	41,007	1,093,657
Phathom Pharmaceuticals Inc (b)	13,187	112,617
Phibro Animal Health Corp Class A	6,064	160,696
Prestige Consumer Healthcare Inc (b)	14,783	1,093,203
Septerna Inc (c)	5,316	65,972
SIGA Technologies Inc	11,932	78,871
Supernus Pharmaceuticals Inc (b)	16,651	584,450
Tarsus Pharmaceuticals Inc (b)	11,454	444,644
Terns Pharmaceuticals Inc (b)	17,152	99,996
Theravance Biopharma Inc (b)	10,357	115,584
Third Harmonic Bio Inc (b)	6,611	35,567
Trevi Therapeutics Inc (b)	21,944	162,495
Veru Inc (b)	42,933	20,810
WaVe Life Sciences Ltd (b)	34,856	282,334
Xeris Biopharma Holdings Inc (b)	47,972	244,178
Xeris Biopharma Holdings Inc rights (b)(d)	12,393	0
Zevra Therapeutics Inc (b)(c)	14,950	166,095
		19,188,643
TOTAL HEALTH CARE		197,520,078

Industrials - 20.9%
Aerospace & Defense - 2.4%
AAR Corp (b)	10,549	788,116
AeroVironment Inc (b)	8,405	2,249,514
AerSale Corp (b)	7,554	45,626
Archer Aviation Inc Class A (b)	147,699	1,481,421
Astronics Corp (b)	9,307	336,169
ATI Inc (b)	42,130	3,241,482
BWX Technologies Inc	27,281	4,144,802
Byrna Technologies Inc (b)(c)	5,415	120,267
Cadre Holdings Inc	7,770	256,954
Curtiss-Wright Corp	11,252	5,515,956
Ducommun Inc (b)	4,091	372,199
Hexcel Corp	24,031	1,439,697
Huntington Ingalls Industries Inc	11,727	3,270,191
Intuitive Machines Inc Class A (b)	30,472	340,068
Kratos Defense & Security Solutions Inc (b)	49,720	2,918,564
Leonardo DRS Inc	22,344	929,510
Loar Holdings Inc (b)	8,110	599,410
Mercury Systems Inc (b)	15,132	795,792
Moog Inc Class A	8,448	1,635,364
National Presto Industries Inc	1,527	147,279
Redwire Corp Class A (b)	14,658	209,463
Rocket Lab Corp (c)	108,877	4,999,632
Spirit AeroSystems Holdings Inc Class A (b)	34,995	1,378,803
StandardAero Inc	39,239	1,120,273
V2X Inc (b)	4,352	206,198
Virgin Galactic Holdings Inc Class A (b)(c)	12,251	46,554
Woodward Inc	17,766	4,567,283
		43,156,587
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	35,483	4,091,900
Forward Air Corp Class A (b)(c)	6,245	189,785
GXO Logistics Inc (b)	34,155	1,697,845
Hub Group Inc Class A	18,013	630,815
		6,610,345
Building Products - 1.9%
A O Smith Corp	34,787	2,462,572
AAON Inc	20,185	1,685,448
Advanced Drainage Systems Inc	21,104	2,421,684
Allegion plc	25,693	4,262,983
American Woodmark Corp (b)	4,403	231,642
Apogee Enterprises Inc	6,374	267,644
Armstrong World Industries Inc	12,950	2,436,802
AZZ Inc	8,922	976,959
CSW Industrials Inc	5,014	1,301,033
Fortune Brands Innovations Inc	35,941	1,960,222
Gibraltar Industries Inc (b)	8,821	582,451
Griffon Corp	11,620	944,357
Hayward Holdings Inc (b)	42,726	657,126
Insteel Industries Inc	5,881	212,304
Janus International Group Inc (b)(c)	42,406	363,419
JELD-WEN Holding Inc (b)	24,772	111,473
Masterbrand Inc (b)	37,540	414,066
Owens Corning	25,412	3,543,195
Quanex Building Products Corp	13,875	270,285
Resideo Technologies Inc (b)	44,373	1,211,383
Simpson Manufacturing Co Inc	12,508	2,244,310
Tecnoglass Inc	6,550	511,097
Trex Co Inc (b)	32,043	2,058,442
UFP Industries Inc	18,069	1,770,762
Zurn Elkay Water Solutions Corp	42,184	1,866,642
		34,768,301
Commercial Services & Supplies - 1.5%
ABM Industries Inc	18,483	852,621
ACCO Brands Corp	28,081	105,304
ACV Auctions Inc Class A (b)	51,101	726,145
Brady Corp Class A	13,075	922,703
BrightView Holdings Inc (b)	20,735	330,723
Brink's Co/The	12,510	1,092,623
Casella Waste Systems Inc Class A (b)	18,649	2,027,706
CECO Environmental Corp (b)	8,551	384,367
Clean Harbors Inc (b)	15,016	3,540,924
CoreCivic Inc (b)	32,547	652,242
Deluxe Corp	13,292	214,001
Driven Brands Holdings Inc (b)	17,281	292,049
Ennis Inc	8,199	145,942
Enviri Corp (b)	23,629	212,661
GEO Group Inc/The (b)	41,409	1,073,321
Healthcare Services Group Inc (b)	21,880	284,659
HNI Corp	13,942	717,176
Interface Inc	17,515	361,159
Liquidity Services Inc (b)	6,762	161,477
MillerKnoll Inc	20,451	388,160
Montrose Environmental Group Inc (b)	9,497	215,487
MSA Safety Inc	11,725	2,085,526
OPENLANE Inc (b)	31,840	784,538
Perma-Fix Environmental Services Inc (b)(c)	4,816	55,480
Pitney Bowes Inc	47,374	538,169
Quad/Graphics Inc Class A	9,710	51,754
Rollins Inc	83,965	4,808,677
Steelcase Inc Class A	28,792	297,421
Tetra Tech Inc	78,718	2,892,099
UniFirst Corp/MA	4,481	766,385
Vestis Corp	34,102	206,658
Virco Mfg. Corp	3,133	24,249
VSE Corp	5,362	839,367
		28,051,773
Construction & Engineering - 2.7%
AECOM	39,495	4,452,666
Ameresco Inc Class A (b)	9,655	163,363
API Group Corp (b)	109,065	3,933,975
Arcosa Inc	14,569	1,251,186
Argan Inc	3,894	953,952
Bowman Consulting Group Ltd (b)	4,143	143,679
Comfort Systems USA Inc	10,512	7,393,090
Construction Partners Inc Class A (b)	14,090	1,420,977
Dycom Industries Inc (b)	8,593	2,309,884
EMCOR Group Inc	13,368	8,388,286
Everus Construction Group Inc	15,236	1,131,425
Fluor Corp (b)	49,184	2,792,176
Granite Construction Inc	13,106	1,238,124
Great Lakes Dredge & Dock Corp (b)	19,935	220,880
IES Holdings Inc (b)	2,493	880,204
Limbach Holdings Inc (b)	3,159	432,783
MasTec Inc (b)	18,306	3,463,678
Matrix Service Co (b)	7,230	110,474
MYR Group Inc (b)	4,632	896,292
NWPX Infrastructure Inc (b)	2,929	122,374
Orion Group Holdings Inc (b)(c)	10,768	79,791
Primoris Services Corp	16,101	1,516,231
Sterling Infrastructure Inc (b)	9,082	2,430,252
Tutor Perini Corp (b)	13,295	640,154
Valmont Industries Inc	5,994	2,181,516
WillScot Holdings Corp	54,448	1,598,049
		50,145,461
Electrical Equipment - 1.6%
Acuity Inc	9,139	2,845,428
Allient Inc	4,371	176,195
American Superconductor Corp (b)	11,702	665,259
Array Technologies Inc (b)(c)	43,259	281,184
Atkore Inc	10,091	777,209
Blink Charging Co (b)(c)	29,189	28,412
Bloom Energy Corp Class A (b)(c)	60,370	2,257,234
ChargePoint Holdings Inc Class A (b)(c)	5,919	54,396
EnerSys	11,796	1,089,597
Enovix Corp Class B (b)	47,894	641,780
Enovix Corp warrants 10/1/2026 (b)	1	3
Eos Energy Enterprises Inc (b)(c)	67,964	387,395
Fluence Energy Inc Class A (b)(c)	18,595	150,991
FuelCell Energy Inc (b)(c)	6,597	32,721
Generac Holdings Inc (b)	17,657	3,437,641
GrafTech International Ltd (b)	55,921	77,730
Hyliion Holdings Corp Class A (b)	37,987	56,981
LSI Industries Inc	7,893	144,442
Net Power Inc Class A (b)(c)	11,770	33,898
NEXTracker Inc Class A (b)	42,939	2,501,626
NuScale Power Corp Class A (b)	35,862	1,800,631
nVent Electric PLC	49,181	3,856,774
Plug Power Inc (b)(c)	299,916	449,874
Powell Industries Inc	2,800	663,880
Preformed Line Products Co	864	133,341
Regal Rexnord Corp	19,821	3,030,234
Sensata Technologies Holding PLC	43,756	1,345,935
SES AI Corp Class A (b)	46,464	60,403
Shoals Technologies Group Inc (b)	49,721	267,996
Sunrun Inc (b)	68,293	700,686
Thermon Group Holdings Inc (b)	10,032	283,705
Vicor Corp (b)	6,886	306,014
		28,539,595
Ground Transportation - 1.1%
ArcBest Corp	6,840	500,209
Avis Budget Group Inc (b)	5,033	856,818
Covenant Logistics Group Inc Class A	4,886	117,997
Ftai Infrastructure Inc	34,073	213,638
Heartland Express Inc	13,087	102,340
Hertz Global Holdings Inc (b)(c)	36,714	235,337
Knight-Swift Transportation Holdings Inc	48,339	2,054,408
Landstar System Inc	10,437	1,391,983
Lyft Inc Class A (b)	111,011	1,560,815
Marten Transport Ltd	17,731	215,609
Proficient Auto Logistics Inc (b)	5,004	34,578
RXO Inc (b)	42,433	655,590
Ryder System Inc	12,320	2,189,387
Saia Inc (b)	7,954	2,404,017
Schneider National Inc Class B	14,163	346,285
U-Haul Holding Co (b)	3,455	199,906
U-Haul Holding Co Class N	29,394	1,528,488
Universal Logistics Holdings Inc	2,210	52,885
Werner Enterprises Inc	18,478	512,210
XPO Inc (b)	35,167	4,230,238
		19,402,738
Machinery - 4.7%
3D Systems Corp (b)(c)	42,057	68,553
AGCO Corp	18,497	2,182,091
Alamo Group Inc	3,115	693,337
Albany International Corp Class A	9,039	489,823
Allison Transmission Holdings Inc	25,145	2,264,810
Astec Industries Inc	6,803	269,807
Atmus Filtration Technologies Inc	24,627	958,237
Blue Bird Corp (b)	9,451	423,310
Chart Industries Inc (b)	13,417	2,667,702
CNH Industrial NV Class A	261,161	3,384,647
Columbus McKinnon Corp/NY	8,468	124,056
Crane Co	14,596	2,857,459
Donaldson Co Inc	35,747	2,572,712
Douglas Dynamics Inc	7,091	202,803
Energy Recovery Inc (b)	16,395	220,513
Enerpac Tool Group Corp Class A	16,038	617,623
Enpro Inc	6,313	1,340,944
Esab Corp	17,020	2,283,573
ESCO Technologies Inc	7,713	1,494,008
Federal Signal Corp	18,219	2,305,979
Flowserve Corp	39,036	2,187,577
Franklin Electric Co Inc	11,746	1,103,537
Gates Industrial Corp PLC (b)	68,552	1,700,090
Gorman-Rupp Co/The	6,190	254,780
Graco Inc	49,971	4,196,565
Graham Corp (b)	3,077	175,851
Greenbrier Cos Inc/The	9,425	428,838
Helios Technologies Inc	9,991	366,570
Hillenbrand Inc	21,149	437,996
Hillman Solutions Corp Class A (b)	59,421	468,832
Hyster-Yale Inc Class A	3,328	139,809
ITT Inc	23,498	3,993,720
JBT Marel Corp	13,810	1,903,018
Kadant Inc	3,520	1,171,350
Kennametal Inc	22,913	567,326
Lincoln Electric Holdings Inc	16,682	4,062,067
Lindsay Corp	3,267	445,978
Manitowoc Co Inc/The (b)	10,504	133,926
Mayville Engineering Co Inc (b)	3,886	65,167
Middleby Corp/The (b)	15,963	2,317,828
Miller Industries Inc/TN (c)	3,542	144,337
Mueller Industries Inc	33,063	2,822,588
Mueller Water Products Inc Class A1	46,645	1,154,930
Nordson Corp	16,158	3,461,205
Oshkosh Corp	19,228	2,432,919
Pentair PLC	49,122	5,020,268
Proto Labs Inc (b)	7,116	306,842
RBC Bearings Inc (b)	9,360	3,625,502
REV Group Inc	15,432	764,656
SPX Technologies Inc (b)	13,924	2,539,598
Standex International Corp	3,623	596,853
Symbotic Inc Class A (b)(c)	12,138	654,845
Tennant CO	5,551	458,180
Terex Corp	19,615	997,619
Timken Co/The	19,031	1,448,069
Titan International Inc (b)	14,513	122,780
Toro Co/The	29,844	2,215,917
Trinity Industries Inc	24,444	569,545
Wabash National Corp	12,763	127,119
Watts Water Technologies Inc Class A	8,197	2,150,237
Worthington Enterprises Inc	9,306	576,693
		85,733,514
Marine Transportation - 0.1%
Genco Shipping & Trading Ltd	13,178	209,926
Kirby Corp (b)	16,712	1,592,821
Matson Inc	9,739	1,039,930
		2,842,677
Passenger Airlines - 0.5%
Alaska Air Group Inc (b)	36,250	1,919,800
Allegiant Travel Co (b)	4,384	226,390
American Airlines Group Inc (b)	196,896	2,262,335
Blade Air Mobility Inc (b)	18,183	72,550
Frontier Group Holdings Inc (b)(c)	23,887	104,625
JetBlue Airways Corp (b)(c)	91,287	405,314
Joby Aviation Inc Class A (b)(c)	149,015	2,482,590
SkyWest Inc (b)	12,079	1,400,681
Sun Country Airlines Holdings Inc (b)	12,101	140,251
		9,014,536
Professional Services - 2.3%
Alight Inc Class A	133,928	717,854
Amentum Holdings Inc	45,086	1,125,797
Barrett Business Services Inc	7,670	352,590
BlackSky Technology Inc Class A (b)(c)	7,462	143,569
CACI International Inc (b)	6,569	3,025,484
Cbiz Inc (b)	15,957	975,292
Clarivate PLC (b)(c)	128,630	495,226
Concentrix Corp	13,757	714,951
Conduent Inc (b)	43,590	115,949
CRA International Inc	2,006	354,380
CSG Systems International Inc	8,254	515,545
Dayforce Inc (b)	47,749	2,753,685
Dun & Bradstreet Holdings Inc	93,278	848,830
ExlService Holdings Inc (b)	48,458	2,104,531
Exponent Inc	15,165	1,045,778
First Advantage Corp (b)(c)	18,048	312,050
Franklin Covey Co (b)	3,394	66,896
FTI Consulting Inc (b)	10,055	1,672,649
Genpact Ltd	48,057	2,116,911
Heidrick & Struggles International Inc	6,105	271,856
Huron Consulting Group Inc (b)	4,769	629,890
ICF International Inc	5,521	463,157
Innodata Inc (b)(c)	8,349	458,360
Insperity Inc	10,655	634,825
KBR Inc	38,761	1,811,689
Kelly Services Inc Class A	9,691	118,715
Kforce Inc	5,140	179,129
Korn Ferry	15,450	1,094,942
Legalzoom.com Inc (b)	33,616	302,208
ManpowerGroup Inc	13,925	574,406
Maximus Inc	16,872	1,246,166
Mistras Group Inc (b)	5,938	47,148
NV5 Global Inc (b)	15,773	354,104
Parsons Corp (b)	14,107	1,046,739
Paycom Software Inc	14,556	3,370,296
Paylocity Holding Corp (b)	12,865	2,378,481
Planet Labs PBC Class A (b)	65,185	407,406
Resolute Holdings Management Inc (c)	1,094	44,339
Resources Connection Inc	9,619	48,672
Robert Half Inc	30,118	1,111,655
Science Applications International Corp	14,102	1,572,091
Spire Global Inc Class A (b)(c)	8,724	87,502
TriNet Group Inc	8,953	607,103
TrueBlue Inc (b)	8,591	62,027
TTEC Holdings Inc (b)	5,575	27,763
UL Solutions Inc Class A	18,697	1,367,125
Upwork Inc (b)	36,541	437,030
Verra Mobility Corp Class A (b)	47,614	1,202,730
Willdan Group Inc (b)	3,986	340,006
		41,755,527
Trading Companies & Distributors - 1.7%
Air Lease Corp Class A	30,985	1,716,569
Alta Equipment Group Inc Class A	5,867	45,528
Applied Industrial Technologies Inc	11,366	3,085,869
BlueLinx Holdings Inc (b)	2,369	173,577
Boise Cascade Co	11,257	943,449
Core & Main Inc Class A (b)	56,540	3,598,206
Custom Truck One Source Inc Class A (b)	15,597	96,545
Distribution Solutions Group Inc (b)	2,893	86,703
DNOW Inc (b)	31,609	491,836
DXP Enterprises Inc/TX (b)	3,775	427,557
FTAI Aviation Ltd	30,628	4,214,719
GATX Corp	10,625	1,622,331
Global Industrial Co	4,248	144,687
GMS Inc (b)	11,453	1,255,707
Herc Holdings Inc	9,705	1,133,641
Hudson Technologies Inc (b)	11,845	111,225
McGrath RentCorp	7,366	919,203
Mrc Global Inc (b)	25,414	373,078
MSC Industrial Direct Co Inc Class A	13,357	1,156,983
NPK International Inc (b)	25,507	230,073
QXO Inc (b)	144,185	2,892,351
Rush Enterprises Inc Class A	18,289	990,166
SiteOne Landscape Supply Inc (b)	13,389	1,845,406
Titan Machinery Inc (b)	6,153	118,876
Transcat Inc (b)	2,796	213,698
Wesco International Inc	13,260	2,744,290
Willis Lease Finance Corp	907	128,413
Xometry Inc Class A (b)	14,007	452,986
		31,213,672
TOTAL INDUSTRIALS		381,234,726

Information Technology - 12.4%
Communications Equipment - 0.6%
ADTRAN Holdings Inc (b)	21,901	203,460
Applied Optoelectronics Inc (b)(c)	15,753	360,271
Aviat Networks Inc (b)	3,456	74,649
Calix Inc (b)	17,221	976,258
Ciena Corp (b)	42,439	3,940,037
Clearfield Inc (b)	3,317	145,318
CommScope Holding Co Inc (b)	65,074	533,607
Digi International Inc (b)	11,178	364,515
Extreme Networks Inc (b)	39,686	700,855
Harmonic Inc (b)	33,826	287,859
Lumentum Holdings Inc (b)	20,707	2,279,427
Netgear Inc (b)	8,542	198,602
NetScout Systems Inc (b)	21,342	457,146
Ribbon Communications Inc (b)	28,167	105,908
Viasat Inc (b)(c)	25,431	417,831
Viavi Solutions Inc (b)	66,527	668,596
		11,714,339
Electronic Equipment, Instruments & Components - 2.6%
908 Devices Inc (b)	8,174	53,539
Advanced Energy Industries Inc	11,251	1,562,989
Aeva Technologies Inc (b)	9,949	185,449
Arlo Technologies Inc (b)	30,908	500,710
Arrow Electronics Inc (b)	15,477	1,795,332
Avnet Inc	25,076	1,327,523
Badger Meter Inc	8,797	1,660,522
Bel Fuse Inc Class B	3,179	413,397
Belden Inc	11,787	1,457,463
Benchmark Electronics Inc	10,879	418,842
Climb Global Solutions Inc	1,169	137,942
Cognex Corp	50,179	2,045,798
Coherent Corp (b)	46,422	4,995,007
Crane NXT Co	14,705	872,595
CTS Corp	8,874	347,772
Daktronics Inc (b)	12,717	206,270
ePlus Inc (b)	7,870	509,819
Evolv Technologies Holdings Inc Class A (b)	34,002	222,883
Flex Ltd (b)	114,378	5,704,031
Insight Enterprises Inc (b)	8,178	969,747
IPG Photonics Corp (b)	7,930	593,878
Itron Inc (b)	13,584	1,691,751
Kimball Electronics Inc (b)	7,345	137,792
Knowles Corp (b)	25,911	526,252
Lightwave Logic Inc (b)(c)	35,787	83,384
Littelfuse Inc	7,389	1,901,411
Methode Electronics Inc	10,683	70,080
MicroVision Inc (b)(c)	76,413	84,818
Mirion Technologies Inc Class A (b)	55,887	1,249,074
Napco Security Technologies Inc	10,628	324,473
nLight Inc (b)	14,915	313,364
Novanta Inc (b)	10,750	1,322,465
OSI Systems Inc (b)	4,661	1,030,128
Ouster Inc Class A (b)	14,043	328,325
PAR Technology Corp (b)	12,083	734,405
PC Connection Inc	3,595	221,416
Plexus Corp (b)	8,087	1,031,093
Powerfleet Inc NJ (b)	34,875	141,593
Red Cat Holdings Inc (b)(c)	18,997	157,295
Rogers Corp (b)	5,075	332,819
Sanmina Corp (b)	15,966	1,852,695
ScanSource Inc (b)	6,206	241,041
SmartRent Inc Class A (b)	51,235	51,746
TD SYNNEX Corp	22,309	3,221,197
TTM Technologies Inc (b)	30,352	1,434,132
Vishay Intertechnology Inc	33,895	555,539
Vishay Precision Group Inc (b)	3,605	95,605
Vontier Corp	44,065	1,827,376
		46,942,777
IT Services - 0.7%
Amdocs Ltd	33,528	2,861,950
Applied Digital Corp (b)(c)	53,641	704,843
ASGN Inc (b)	13,086	656,132
Backblaze Inc Class A (b)	13,819	68,957
BigBear.ai Holdings Inc (b)(c)	40,864	259,486
BigCommerce Holdings Inc (b)	20,963	100,203
Couchbase Inc (b)	12,714	308,442
DigitalOcean Holdings Inc (b)	18,735	521,957
DXC Technology Co (b)	54,260	738,479
EPAM Systems Inc (b)	16,924	2,669,084
Fastly Inc Class A (b)	39,779	270,099
Grid Dynamics Holdings Inc (b)	18,885	179,219
Hackett Group Inc/The	7,604	177,858
Kyndryl Holdings Inc (b)	69,439	2,622,711
Rackspace Technology Inc (b)	22,014	26,636
TSS Inc/MD (b)(c)	4,339	118,021
Unisys Corp (b)	20,317	83,909
		12,367,986
Semiconductors & Semiconductor Equipment - 2.2%
ACM Research Inc Class A (b)	14,800	449,328
Aehr Test Systems (b)(c)	8,420	142,297
Alpha & Omega Semiconductor Ltd (b)	7,198	183,333
Ambarella Inc (b)	11,918	787,661
Amkor Technology Inc	34,108	769,476
Atomera Inc (b)(c)	9,604	48,019
Axcelis Technologies Inc (b)	9,611	650,569
CEVA Inc (b)	7,124	152,240
Cirrus Logic Inc (b)	15,867	1,597,966
Cohu Inc (b)	13,748	245,539
Credo Technology Group Holding Ltd (b)	43,614	4,865,142
Diodes Inc (b)	13,933	687,872
Enphase Energy Inc (b)	39,207	1,268,739
FormFactor Inc (b)	22,951	652,038
Ichor Holdings Ltd (b)	10,209	202,036
Impinj Inc (b)	7,019	1,084,997
Kopin Corp (b)	46,159	82,624
Lattice Semiconductor Corp (b)	41,066	2,046,319
MACOM Technology Solutions Holdings Inc (b)	17,761	2,435,744
MaxLinear Inc Class A (b)	23,645	374,064
MKS Inc	20,009	1,904,457
Navitas Semiconductor Corp Class A (b)(c)	39,606	290,312
NVE Corp	1,479	93,664
Onto Innovation Inc (b)	14,596	1,382,971
PDF Solutions Inc (b)	9,408	209,140
Penguin Solutions Inc (b)	15,712	370,332
Photronics Inc (b)	19,066	388,184
Power Integrations Inc	16,848	817,465
Qorvo Inc (b)	27,876	2,330,434
Rambus Inc (b)	32,147	2,376,628
Rigetti Computing Inc Class A (b)(c)	76,310	1,106,495
Semtech Corp (b)	25,906	1,323,797
Silicon Laboratories Inc (b)	9,723	1,281,200
SiTime Corp (b)	6,238	1,265,378
SkyWater Technology Inc (b)(c)	6,794	60,805
Skyworks Solutions Inc	44,870	3,075,390
SolarEdge Technologies Inc (b)(c)	17,560	450,590
Synaptics Inc (b)	11,498	720,925
Ultra Clean Holdings Inc (b)	13,420	302,218
Universal Display Corp	13,202	1,906,369
Veeco Instruments Inc (b)	17,872	371,380
		40,754,137
Software - 5.7%
8x8 Inc (b)	38,819	75,309
A10 Networks Inc	21,558	397,098
ACI Worldwide Inc (b)	31,326	1,333,235
Adeia Inc	32,352	418,958
Agilysys Inc (b)	6,737	768,557
Alarm.com Holdings Inc (b)	14,843	810,873
Alkami Technology Inc (b)	20,307	452,643
Amplitude Inc Class A (b)	26,300	321,649
Appfolio Inc Class A (b)	6,892	1,842,783
Appian Corp Class A (b)	12,959	357,798
Arteris Inc (b)	8,184	80,694
Asana Inc Class A (b)	27,479	403,392
Aurora Innovation Inc Class A (b)	317,871	1,846,831
AvePoint Inc Class A (b)	33,395	637,177
Bentley Systems Inc Class B	46,210	2,679,256
BILL Holdings Inc (b)	28,278	1,211,712
Blackbaud Inc (b)	11,230	757,127
BlackLine Inc (b)	15,430	829,825
Blend Labs Inc Class A (b)	59,728	197,700
Box Inc Class A (b)	43,204	1,386,848
Braze Inc Class A (b)	20,672	576,129
C3.ai Inc Class A (b)(c)	35,150	828,134
Ccc Intelligent Solutions Holdings Inc Class A (b)	143,752	1,390,082
Cerence Inc (b)	12,971	111,551
Cipher Mining Inc (b)(c)	71,008	387,704
Circle Internet Group Inc Class A (c)	10,285	1,887,503
Cleanspark Inc (b)(c)	83,080	944,620
Clear Secure Inc Class A	27,622	812,363
Clearwater Analytics Holdings Inc Class A (b)	72,274	1,464,271
Commvault Systems Inc (b)	13,183	2,504,111
Confluent Inc Class A (b)	85,499	1,515,470
Consensus Cloud Solutions Inc (b)	5,263	106,207
Core Scientific Inc (b)	88,932	1,204,139
Daily Journal Corp (b)(c)	285	113,880
Digimarc Corp (b)	4,296	51,294
Digital Turbine Inc (b)	28,132	153,319
Dolby Laboratories Inc Class A	18,337	1,381,510
Domo Inc Class B (b)	10,559	173,801
Dropbox Inc Class A (b)	58,443	1,587,896
Dynatrace Inc (b)	89,545	4,710,962
E2open Parent Holdings Inc Class A (b)	62,192	205,234
Elastic NV (b)	26,232	2,195,618
Expensify Inc Class A (b)	15,543	31,552
Five9 Inc (b)(c)	22,731	587,142
Freshworks Inc Class A (b)	58,465	759,460
Gitlab Inc Class A (b)	37,905	1,660,618
Guidewire Software Inc (b)	25,048	5,666,360
I3 Verticals Inc Class A (b)	6,530	182,709
Informatica Inc Class A (b)	24,558	606,583
Intapp Inc (b)	16,307	653,095
InterDigital Inc	7,740	1,998,468
Jamf Holding Corp (b)	19,782	157,069
Klaviyo Inc Class A (b)	31,575	981,983
LiveRamp Holdings Inc (b)	19,869	652,101
Manhattan Associates Inc (b)	18,144	3,985,511
MARA Holdings Inc (b)(c)	105,130	1,690,490
Meridianlink Inc (b)	8,415	134,472
Mitek Systems Inc (b)	13,733	123,872
N-able Inc/US (b)	21,039	169,995
nCino Inc (b)(c)	27,451	766,569
NCR Voyix Corp (b)	41,132	560,218
NextNav Inc Class A (b)	20,005	295,874
Nutanix Inc Class A (b)	74,041	5,565,662
Olo Inc Class A (b)	35,192	368,812
OneSpan Inc	10,656	157,176
Onestream Inc Class A (b)	22,548	537,770
Ooma Inc (b)	7,777	88,502
PagerDuty Inc (b)	27,372	441,237
Pegasystems Inc	26,602	1,561,803
Pivotal Software Inc Class A rights (b)(d)	5,101	0
Porch Group Inc (b)	28,469	359,279
Procore Technologies Inc (b)	32,084	2,298,177
Progress Software Corp	12,784	614,655
PROS Holdings Inc (b)	12,921	202,730
Q2 Holdings Inc (b)	18,602	1,510,482
Qualys Inc (b)	10,860	1,445,140
Rapid7 Inc (b)	19,127	403,962
Red Violet Inc	3,483	154,401
Rekor Systems Inc (b)	35,961	40,636
RingCentral Inc Class A (b)	24,062	613,340
Riot Platforms Inc (b)	93,093	1,248,377
Rubrik Inc Class A (b)	36,856	3,499,477
Samsara Inc Class A (b)	84,178	3,201,289
SEMrush Holdings Inc Class A (b)	9,926	88,937
SentinelOne Inc Class A (b)	94,691	1,736,633
SoundHound AI Inc Class A (b)(c)	110,279	1,139,182
Sprinklr Inc Class A (b)	34,865	314,134
Sprout Social Inc Class A (b)	15,505	265,911
SPS Commerce Inc (b)	11,354	1,236,053
Telos Corp (b)	15,126	38,874
Tenable Holdings Inc (b)	36,481	1,142,220
Teradata Corp (b)	28,352	593,407
Terawulf Inc (b)(c)	91,369	471,464
UiPath Inc Class A (b)	124,417	1,461,900
Unity Software Inc (b)	90,648	3,024,017
Varonis Systems Inc (b)	33,417	1,865,671
Verint Systems Inc (b)	18,021	383,487
Veritone Inc (b)(c)	10,281	22,824
Vertex Inc Class A (b)	16,993	563,658
Viant Technology Inc Class A (b)	4,951	71,790
Weave Communications Inc (b)	12,269	89,564
Workiva Inc Class A (b)	15,555	992,876
Xperi Inc (b)	13,552	81,583
Yext Inc (b)	31,303	254,180
Zeta Global Holdings Corp Class A (b)	63,179	988,751
		103,919,427
Technology Hardware, Storage & Peripherals - 0.6%
CompoSecure Inc Class A (b)	12,386	176,005
Corsair Gaming Inc (b)	13,335	120,815
Diebold Nixdorf Inc (b)	11,095	624,538
Eastman Kodak Co (b)	21,996	147,373
Immersion Corp	8,794	61,293
IonQ Inc (b)(c)	67,350	2,685,245
Pure Storage Inc Class A (b)	92,865	5,527,325
Sandisk Corp/DE	40,362	1,732,337
Turtle Beach Corp (b)	4,876	70,897
Xerox Holdings Corp	34,863	141,195
		11,287,023
TOTAL INFORMATION TECHNOLOGY		226,985,689

Materials - 4.2%
Chemicals - 1.9%
AdvanSix Inc	7,942	159,793
Albemarle Corp (c)	35,159	2,385,539
American Vanguard Corp (b)	8,738	33,729
Arq Inc (b)	8,997	48,134
Ashland Inc	13,706	706,681
ASP Isotopes Inc (b)(c)	16,573	150,317
Aspen Aerogels Inc (b)	19,855	152,089
Avient Corp	27,406	865,207
Axalta Coating Systems Ltd (b)	65,235	1,847,455
Balchem Corp	9,735	1,484,295
Cabot Corp	16,074	1,160,221
Celanese Corp	32,708	1,708,339
Chemours Co/The	45,005	539,160
Ecovyst Inc (b)	31,076	267,564
Element Solutions Inc	66,613	1,572,067
FMC Corp	37,383	1,459,432
Ginkgo Bioworks Holdings Inc Class A (b)(c)	11,910	156,497
Hawkins Inc	5,661	924,328
HB Fuller Co	16,221	911,620
Huntsman Corp	49,024	475,533
Ingevity Corp (b)	10,888	455,010
Innospec Inc	7,506	599,729
Intrepid Potash Inc (b)	2,795	93,018
Koppers Holdings Inc	6,062	199,197
Kronos Worldwide Inc	7,315	39,135
LSB Industries Inc (b)	15,620	120,743
Mativ Holdings Inc	16,938	112,130
Minerals Technologies Inc	9,500	552,425
Mosaic Co/The	94,759	3,412,273
NewMarket Corp	2,254	1,548,498
Olin Corp	34,311	649,850
Origin Materials Inc Class A (b)	36,401	26,500
Perimeter Solutions Inc	41,548	670,169
PureCycle Technologies Inc (b)(c)	44,351	594,747
Quaker Chemical Corp	4,099	469,008
Rayonier Advanced Materials Inc (b)	18,986	72,906
RPM International Inc	38,364	4,504,318
Scotts Miracle-Gro Co/The	12,884	807,311
Sensient Technologies Corp	12,687	1,424,623
Stepan Co	6,394	324,623
Trinseo PLC	10,443	27,883
Tronox Holdings PLC	34,996	111,637
Westlake Corp	9,960	789,828
		34,613,561
Construction Materials - 0.2%
Eagle Materials Inc	9,929	2,226,975
Knife River Corp (b)	16,858	1,390,448
United States Lime & Minerals Inc	3,151	313,777
		3,931,200
Containers & Packaging - 0.8%
AptarGroup Inc	19,733	3,100,844
Ardagh Metal Packaging SA	43,045	170,458
Crown Holdings Inc	34,356	3,413,613
Graphic Packaging Holding CO	90,055	2,013,630
Greif Inc Class A	7,900	501,097
Myers Industries Inc	11,153	163,391
O-I Glass Inc (b)	46,297	602,324
Ranpak Holdings Corp Class A (b)	12,833	46,840
Sealed Air Corp	44,020	1,288,465
Silgan Holdings Inc	24,256	1,128,632
Sonoco Products Co	29,561	1,332,314
TriMas Corp	11,228	401,176
		14,162,784
Metals & Mining - 1.2%
Alcoa Corp	77,313	2,317,071
Alpha Metallurgical Resources Inc (b)	3,283	387,624
Carpenter Technology Corp	14,859	3,705,687
Century Aluminum Co (b)	15,638	331,213
Cleveland-Cliffs Inc (b)(c)	144,766	1,522,938
Coeur Mining Inc (b)	191,086	1,660,537
Commercial Metals Co	33,708	1,748,097
Compass Minerals International Inc (b)	10,200	203,286
Contango ORE Inc (b)	3,082	57,448
Hecla Mining Co	188,942	1,084,527
Idaho Strategic Resources Inc (b)(c)	3,587	58,827
Ivanhoe Electric Inc / US (b)(c)	27,741	265,204
Kaiser Aluminum Corp	4,798	370,933
Materion Corp	6,167	649,385
Mesabi Trust	3,984	116,572
Metallus Inc (b)	11,349	179,314
MP Materials Corp (b)(c)	36,126	2,221,749
Olympic Steel Inc	2,859	88,915
Piedmont Lithium Inc (b)(c)	6,040	44,092
Ramaco Resources Inc Class A (c)	7,749	157,692
Royal Gold Inc	19,661	2,977,069
Ryerson Holding Corp	8,138	167,643
SunCoke Energy Inc	25,090	185,415
Warrior Met Coal Inc	15,756	809,543
Worthington Steel Inc	10,502	320,521
		21,631,302
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	4,887	110,251
Louisiana-Pacific Corp	18,473	1,670,144
Sylvamo Corp	10,262	472,770
		2,253,165
TOTAL MATERIALS		76,592,012

Real Estate - 6.4%
Diversified REITs - 0.2%
Alexander & Baldwin Inc	22,320	401,314
Alpine Income Property Trust Inc	4,309	60,541
American Assets Trust Inc	14,254	271,254
Armada Hoffler Properties Inc Class A	24,677	168,544
Broadstone Net Lease Inc Class A	57,042	926,362
CTO Realty Growth Inc	9,101	150,258
Essential Properties Realty Trust Inc	59,116	1,802,447
Gladstone Commercial Corp	14,388	189,202
Global Net Lease Inc	58,762	410,746
One Liberty Properties Inc	5,066	113,377
		4,494,045
Health Care REITs - 0.7%
American Healthcare REIT Inc	47,624	1,840,191
CareTrust REIT Inc	57,400	1,825,320
Community Healthcare Trust Inc	7,893	121,315
Diversified Healthcare Trust	64,643	211,383
Global Medical REIT Inc	19,422	129,739
Healthcare Realty Trust Inc	105,518	1,620,756
LTC Properties Inc	14,067	478,841
Medical Properties Trust Inc (c)	179,344	738,897
National Health Investors Inc	14,071	983,000
Omega Healthcare Investors Inc	86,649	3,370,647
Sabra Health Care REIT Inc	71,218	1,284,061
Sila Realty Trust Inc (c)	16,873	412,376
Universal Health Realty Income Trust	3,999	155,121
		13,171,647
Hotel & Resort REITs - 0.3%
Apple Hospitality REIT Inc	66,700	783,725
Chatham Lodging Trust	15,301	104,353
DiamondRock Hospitality Co	61,803	477,119
Park Hotels & Resorts Inc	60,717	647,243
Pebblebrook Hotel Trust	35,304	354,099
RLJ Lodging Trust	45,165	334,221
Ryman Hospitality Properties Inc	17,931	1,704,521
Service Properties Trust	49,563	130,351
Summit Hotel Properties Inc	32,808	171,258
Sunstone Hotel Investors Inc	59,497	520,599
Xenia Hotels & Resorts Inc	29,699	377,474
		5,604,963
Industrial REITs - 0.7%
Americold Realty Trust Inc	78,543	1,262,971
EastGroup Properties Inc	15,664	2,556,991
First Industrial Realty Trust Inc	39,599	1,929,263
Lineage Inc (c)	17,765	766,560
LXP Industrial Trust	89,701	696,080
Plymouth Industrial REIT Inc	12,405	180,121
Rexford Industrial Realty Inc	70,691	2,582,343
STAG Industrial Inc Class A	55,916	1,919,596
Terreno Realty Corp	30,933	1,716,472
		13,610,397
Office REITs - 0.7%
Brandywine Realty Trust	52,448	209,792
BXP Inc	43,573	2,850,981
COPT Defense Properties	33,693	919,145
Cousins Properties Inc	50,246	1,361,667
Douglas Emmett Inc	50,366	763,549
Easterly Government Properties Inc	12,986	285,692
Empire State Realty Trust Inc Class A	41,606	301,227
Highwoods Properties Inc	32,454	941,491
Hudson Pacific Properties Inc (b)	101,066	247,612
JBG SMITH Properties	21,914	464,139
Kilroy Realty Corp	31,898	1,175,760
NET Lease Office Properties (b)	4,221	140,095
Orion Properties Inc	17,529	45,925
Paramount Group Inc (b)	54,278	332,181
Peakstone Realty Trust	10,950	148,920
Piedmont Realty Trust Inc Class A1	37,069	280,242
Postal Realty Trust Inc Class A	7,006	96,052
SL Green Realty Corp	21,185	1,212,841
Vornado Realty Trust	49,821	1,914,123
		13,691,434
Real Estate Management & Development - 0.9%
Anywhere Real Estate Inc (b)	28,884	133,444
Compass Inc Class A (b)	127,853	1,015,153
Cushman & Wakefield PLC (b)	68,830	839,038
Douglas Elliman Inc (b)	22,584	62,106
eXp World Holdings Inc	26,527	285,961
Forestar Group Inc (b)	5,584	138,483
Howard Hughes Holdings Inc (b)	9,216	633,416
Jones Lang LaSalle Inc (b)	14,184	3,834,786
Kennedy-Wilson Holdings Inc	35,444	259,450
Marcus & Millichap Inc	7,227	225,193
Newmark Group Inc Class A	44,980	682,347
Opendoor Technologies Inc Class A (b)(c)	192,520	354,237
RE/MAX Holdings Inc Class A (b)	5,338	41,048
RMR Group Inc/The Class A	5,375	86,323
Seaport Entertainment Group Inc (b)(c)	2,349	54,191
St Joe Co/The	11,251	568,176
Tejon Ranch Co (b)	7,329	131,629
Zillow Group Inc Class A (b)	17,900	1,373,825
Zillow Group Inc Class C (b)	45,886	3,650,231
		14,369,037
Residential REITs - 0.7%
American Homes 4 Rent Class A	94,982	3,294,926
Apartment Investment and Management Co Class A	37,909	318,815
Camden Property Trust	31,934	3,487,193
Centerspace	5,008	272,585
Elme Communities	26,688	402,455
Equity LifeStyle Properties Inc	57,189	3,426,765
Independence Realty Trust Inc	69,891	1,172,072
NexPoint Residential Trust Inc	6,497	202,576
UMH Properties Inc	23,732	386,357
Veris Residential Inc	24,116	339,553
		13,303,297
Retail REITs - 1.5%
Acadia Realty Trust	39,364	736,894
Agree Realty Corp	32,887	2,357,998
Alexander's Inc	660	165,785
Brixmor Property Group Inc	91,562	2,392,515
CBL & Associates Properties Inc	4,322	116,953
Curbline Properties Corp	28,484	629,496
Federal Realty Investment Trust	23,276	2,145,116
FrontView REIT Inc	5,220	61,439
Getty Realty Corp	15,463	429,717
InvenTrust Properties Corp	23,464	646,902
Kimco Realty Corp	202,429	4,297,569
Kite Realty Group Trust	66,052	1,451,823
Macerich Co/The	75,243	1,257,311
NETSTREIT Corp (c)	24,736	450,937
NNN REIT Inc	56,388	2,326,569
Phillips Edison & Co Inc	37,615	1,271,011
Regency Centers Corp	48,896	3,491,175
Saul Centers Inc	3,689	118,860
SITE Centers Corp	14,341	154,453
Tanger Inc	33,864	1,016,597
Urban Edge Properties	37,971	748,788
Whitestone REIT	13,613	165,942
		26,433,850
Specialized REITs - 0.7%
CubeSmart	68,300	2,657,553
EPR Properties	22,844	1,257,334
Farmland Partners Inc	11,957	125,190
Four Corners Property Trust Inc	30,415	767,675
Gladstone Land Corp	10,267	94,456
Lamar Advertising Co Class A	26,309	3,216,275
Millrose Properties Inc Class A	35,955	1,078,290
National Storage Affiliates Trust	21,167	623,580
Outfront Media Inc	41,291	723,831
PotlatchDeltic Corp	21,368	873,738
Rayonier Inc	42,175	983,099
Safehold Inc	13,796	193,006
Uniti Group Inc (b)	73,781	392,515
		12,986,542
TOTAL REAL ESTATE		117,665,212

Utilities - 2.7%
Electric Utilities - 0.9%
ALLETE Inc	17,254	1,137,556
Hawaiian Electric Industries Inc (b)	51,902	556,389
IDACORP Inc	16,121	2,020,445
MGE Energy Inc	10,970	931,792
OGE Energy Corp	60,102	2,729,833
Oklo Inc Class A (b)	26,610	2,038,060
Otter Tail Corp	12,534	967,374
Pinnacle West Capital Corp	35,640	3,229,697
Portland General Electric Co	32,840	1,350,381
TXNM Energy Inc	27,593	1,567,006
		16,528,533
Gas Utilities - 0.7%
Chesapeake Utilities Corp	6,988	837,721
MDU Resources Group Inc	60,957	1,051,508
National Fuel Gas Co	26,965	2,340,293
New Jersey Resources Corp	30,028	1,378,585
Northwest Natural Holding Co	12,088	482,553
ONE Gas Inc	17,907	1,301,839
Southwest Gas Holdings Inc	18,074	1,412,302
Spire Inc	17,668	1,315,736
UGI Corp	64,015	2,316,063
		12,436,600
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The	212,753	2,797,702
Clearway Energy Inc Class A	11,759	361,942
Clearway Energy Inc Class C	23,724	774,114
Hallador Energy Co (b)	9,548	168,427
Ormat Technologies Inc	17,210	1,538,746
Talen Energy Corp (b)	13,582	5,128,156
		10,769,087
Multi-Utilities - 0.2%
Avista Corp	24,169	901,504
Black Hills Corp	21,722	1,255,097
Northwestern Energy Group Inc	18,314	983,462
Unitil Corp	4,816	248,408
		3,388,471
Water Utilities - 0.3%
American States Water Co	11,517	847,536
Cadiz Inc (b)	14,969	47,601
California Water Service Group	17,908	814,277
Consolidated Water Co Ltd	4,357	126,745
Essential Utilities Inc	77,191	2,840,629
H2O America	9,373	452,622
Middlesex Water Co	5,446	281,014
York Water Co/The	4,250	128,605
		5,539,029
TOTAL UTILITIES		48,661,720

TOTAL UNITED STATES		1,787,135,862
TOTAL COMMON STOCKS (Cost $1,531,723,301)		1,823,299,882

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (h) (Cost $233,452)	4.25	234,000	233,442

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	5,925,371	5,926,556
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	93,109,876	93,119,187
TOTAL MONEY MARKET FUNDS (Cost $99,045,743)			99,045,743

TOTAL INVESTMENT IN SECURITIES - 105.0% (Cost $1,631,002,496)	1,922,579,067
NET OTHER ASSETS (LIABILITIES) - (5.0)% (f)	(92,015,569)
NET ASSETS - 100.0%	1,830,563,498

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	13	Sep 2025	4,114,630	28,788	28,788
CME Russell 2000 Index Contracts (United States)	30	Sep 2025	3,330,300	16,132	16,132

TOTAL FUTURES CONTRACTS					44,920
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $219,154 or 0.0% of net assets.

(f)	Includes $271,728 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $233,442.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $931,819.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,501,826	93,767,354	92,342,624	96,348	-	-	5,926,556	5,925,371	0.0%
Fidelity Securities Lending Cash Central Fund	91,588,044	253,930,834	252,399,691	626,430	-	-	93,119,187	93,109,876	0.3%
Total	96,089,870	347,698,188	344,742,315	722,778	-	-	99,045,743

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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